UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2024

Date of reporting period:	3/31/2024

Item 1 – Reports to Stockholders

PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND

(formerly known as PGIM Quant Solutions Stock Index Fund)

SEMIANNUAL REPORT

MARCH 31, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions Large-Cap Index Fund informative and useful. The report covers performance for the six-month period ended March 31, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Large-Cap Index Fund

May 15, 2024

PGIM Quant Solutions Large-Cap Index Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/24 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	23.11	24.94	13.71	12.02	—

Class C	22.68	27.22	13.69	11.65	—

Class I	23.33	29.57	14.86	12.78	—

Class Z	23.29	29.49	14.79	12.71	—

Class R6	23.37	29.67	14.90	N/A	13.36 (11/28/2017)

S&P 500 Index

	23.48	29.88	15.05	12.96	—

Average Annual Total Returns as of 3/31/24 Since Inception (%)
Class R6 (11/28/2017)

S&P 500 Index	13.38

* Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class I	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	None	None	None

Benchmark Definition

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Large-Cap Index Fund	5

Your Fund’s Performance (continued)

Six-month performance (the S&P 500 Index) broken out by S&P 500 Index sectors as of 3/31/24.

S&P 500 Index as of 3/31/24

*Sector weightings are subject to change.

Source: FactSet Research Systems Inc.

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Presentation of Fund Holdings as of 3/31/24

Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	7.0%
Apple, Inc.	Technology Hardware, Storage & Peripherals	5.6%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	5.0%
Amazon.com, Inc.	Broadline Retail	3.7%
Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	2.4%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.0%
Berkshire Hathaway, Inc. (Class B Stock)	Financial Services	1.7%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.7%
Eli Lilly & Co.	Pharmaceuticals	1.4%
Broadcom, Inc.	Semiconductors & Semiconductor Equipment	1.3%

Holdings reflect only long-term investments and are subject to change.

PGIM Quant Solutions Large-Cap Index Fund	7

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

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provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Large-Cap Index Fund		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,231.10	0.53%	$2.96
	Hypothetical	$1,000.00	$1,022.35	0.53%	$2.68
Class C	Actual	$1,000.00	$1,226.80	1.25%	$6.96
	Hypothetical	$1,000.00	$1,018.75	1.25%	$6.31
Class I	Actual	$1,000.00	$1,233.30	0.19%	$1.06
	Hypothetical	$1,000.00	$1,024.05	0.19%	$0.96
Class Z	Actual	$1,000.00	$1,232.90	0.25%	$1.40
	Hypothetical	$1,000.00	$1,023.75	0.25%	$1.26
Class R6	Actual	$1,000.00	$1,233.70	0.12%	$0.67
	Hypothetical	$1,000.00	$1,024.40	0.12%	$0.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2024, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

PGIM Quant Solutions Large-Cap Index Fund	9

Schedule of Investments (unaudited)

as of March 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS 98.3%

Aerospace & Defense 1.5%
Axon Enterprise, Inc.*	1,200	$375,456
Boeing Co. (The)*	10,744	2,073,484
General Dynamics Corp.	4,332	1,223,747
Howmet Aerospace, Inc.	7,381	505,082
Huntington Ingalls Industries, Inc.	800	233,176
L3Harris Technologies, Inc.	3,616	770,570
Lockheed Martin Corp.	4,166	1,894,988
Northrop Grumman Corp.	2,708	1,296,211
RTX Corp.	24,931	2,431,520
Textron, Inc.	3,734	358,203
TransDigm Group, Inc.	1,050	1,293,180

		12,455,617

Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	2,400	182,736
Expeditors International of Washington, Inc.	2,700	328,239
FedEx Corp.	4,246	1,230,236
United Parcel Service, Inc. (Class B Stock)	13,690	2,034,745

		3,775,956

Automobile Components 0.1%
Aptiv PLC*	5,350	426,128
BorgWarner, Inc.	4,400	152,856

		578,984

Automobiles 1.3%
Ford Motor Co.	74,638	991,193
General Motors Co.	21,800	988,630
Tesla, Inc.*	52,170	9,170,964

		11,150,787

Banks 3.3%
Bank of America Corp.	129,995	4,929,410
Citigroup, Inc.	35,895	2,270,000
Citizens Financial Group, Inc.	9,000	326,610
Comerica, Inc.	2,461	135,330
Fifth Third Bancorp	12,873	479,004
Huntington Bancshares, Inc.	27,429	382,635
JPMorgan Chase & Co.	54,503	10,916,951

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	11

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)
KeyCorp	18,835	$297,781
M&T Bank Corp.	3,155	458,863
PNC Financial Services Group, Inc. (The)	7,372	1,191,315
Regions Financial Corp.	17,674	371,861
Truist Financial Corp.	25,272	985,103
U.S. Bancorp	29,595	1,322,897
Wells Fargo & Co.	68,036	3,943,367

		28,011,127

Beverages 1.4%
Brown-Forman Corp. (Class B Stock)	3,350	172,927
Coca-Cola Co. (The)	73,464	4,494,528
Constellation Brands, Inc. (Class A Stock)	3,070	834,303
Keurig Dr. Pepper, Inc.	19,700	604,199
Molson Coors Beverage Co. (Class B Stock)	3,694	248,422
Monster Beverage Corp.*	14,000	829,920
PepsiCo, Inc.	25,941	4,539,934

		11,724,233

Biotechnology 1.9%
AbbVie, Inc.	33,289	6,061,927
Amgen, Inc.	10,096	2,870,495
Biogen, Inc.*	2,680	577,888
Gilead Sciences, Inc.	23,600	1,728,700
Incyte Corp.*	3,500	199,395
Moderna, Inc.*	6,240	664,934
Regeneron Pharmaceuticals, Inc.*	1,990	1,915,355
Vertex Pharmaceuticals, Inc.*	4,760	1,989,728

		16,008,422

Broadline Retail 3.8%
Amazon.com, Inc.*	172,300	31,079,474
eBay, Inc.	9,740	514,077
Etsy, Inc.*	2,300	158,056

		31,751,607

Building Products 0.5%
A.O. Smith Corp.	2,400	214,704
Allegion PLC	1,533	206,510
Builders FirstSource, Inc.*	2,300	479,665
Carrier Global Corp.	15,929	925,953

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont’d.)
Johnson Controls International PLC	12,887	$841,779
Masco Corp.	4,226	333,347
Trane Technologies PLC	4,300	1,290,860

		4,292,818

Capital Markets 2.7%
Ameriprise Financial, Inc.	1,861	815,937
Bank of New York Mellon Corp. (The)	14,538	837,680
BlackRock, Inc.	2,610	2,175,957
Blackstone, Inc.	13,500	1,773,495
Cboe Global Markets, Inc.	2,100	385,833
Charles Schwab Corp. (The)	28,211	2,040,784
CME Group, Inc.	6,800	1,463,972
FactSet Research Systems, Inc.	700	318,073
Franklin Resources, Inc.	5,742	161,408
Goldman Sachs Group, Inc. (The)	6,180	2,581,324
Intercontinental Exchange, Inc.	10,800	1,484,244
Invesco Ltd.	8,100	134,379
MarketAxess Holdings, Inc.	710	155,667
Moody’s Corp.	2,966	1,165,727
Morgan Stanley	23,690	2,230,650
MSCI, Inc.	1,490	835,070
Nasdaq, Inc.	7,100	448,010
Northern Trust Corp.	3,862	343,409
Raymond James Financial, Inc.	3,500	449,470
S&P Global, Inc.	5,940	2,527,173
State Street Corp.	5,862	453,250
T. Rowe Price Group, Inc.	4,200	512,064

		23,293,576

Chemicals 1.5%
Air Products & Chemicals, Inc.	4,202	1,018,018
Albemarle Corp.	2,140	281,924
Celanese Corp.	2,000	343,720
CF Industries Holdings, Inc.	3,600	299,556
Corteva, Inc.	13,309	767,530
Dow, Inc.	13,309	770,990
DuPont de Nemours, Inc.	8,109	621,717
Eastman Chemical Co.	2,386	239,125
Ecolab, Inc.	4,742	1,094,928
FMC Corp.	2,300	146,510
International Flavors & Fragrances, Inc.	4,815	414,042
Linde PLC	9,168	4,256,886

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)
LyondellBasell Industries NV (Class A Stock)	4,800	$490,944
Mosaic Co. (The)	6,700	217,482
PPG Industries, Inc.	4,448	644,515
Sherwin-Williams Co. (The)	4,388	1,524,084

		13,131,971

Commercial Services & Supplies 0.6%
Cintas Corp.	1,640	1,126,729
Copart, Inc.*	16,600	961,472
Republic Services, Inc.	3,835	734,173
Rollins, Inc.	5,275	244,074
Veralto Corp.	4,140	367,052
Waste Management, Inc.	6,913	1,473,506

		4,907,006

Communications Equipment 0.8%
Arista Networks, Inc.*	4,780	1,386,104
Cisco Systems, Inc.	76,444	3,815,320
F5, Inc.*	1,100	208,549
Juniper Networks, Inc.	6,100	226,066
Motorola Solutions, Inc.	3,156	1,120,317

		6,756,356

Construction & Engineering 0.1%
Quanta Services, Inc.	2,700	701,460

Construction Materials 0.2%
Martin Marietta Materials, Inc.	1,160	712,170
Vulcan Materials Co.	2,500	682,300

		1,394,470

Consumer Finance 0.5%
American Express Co.	10,899	2,481,593
Capital One Financial Corp.	7,166	1,066,946
Discover Financial Services	4,618	605,373
Synchrony Financial	7,965	343,451

		4,497,363

Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	8,358	6,123,322

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail (cont’d.)
Dollar General Corp.	4,000	$624,240
Dollar Tree, Inc.*	3,942	524,877
Kroger Co. (The)	12,568	718,010
Sysco Corp.	9,580	777,704
Target Corp.	8,582	1,520,816
Walgreens Boots Alliance, Inc.	13,578	294,507
Walmart, Inc.	80,858	4,865,226

		15,448,702

Containers & Packaging 0.2%
Amcor PLC	27,460	261,145
Avery Dennison Corp.	1,438	321,033
Ball Corp.	5,928	399,310
International Paper Co.	6,384	249,104
Packaging Corp. of America	1,670	316,932
Westrock Co.	4,933	243,937

		1,791,461

Distributors 0.1%
Genuine Parts Co.	2,599	402,663
LKQ Corp.	5,400	288,414
Pool Corp.	620	250,170

		941,247

Diversified Telecommunication Services 0.7%
AT&T, Inc.	135,807	2,390,203
Verizon Communications, Inc.	79,233	3,324,617

		5,714,820

Electric Utilities 1.5%
Alliant Energy Corp.	5,100	257,040
American Electric Power Co., Inc.	9,991	860,225
Constellation Energy Corp.	6,003	1,109,655
Duke Energy Corp.	14,639	1,415,738
Edison International	7,262	513,641
Entergy Corp.	4,015	424,305
Evergy, Inc.	4,300	229,534
Eversource Energy	6,600	394,482
Exelon Corp.	18,912	710,524
FirstEnergy Corp.	9,777	377,588
NextEra Energy, Inc.	38,928	2,487,888

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
NRG Energy, Inc.	4,200	$284,298
PG&E Corp.	40,500	678,780
Pinnacle West Capital Corp.	2,300	171,879
PPL Corp.	13,952	384,099
Southern Co. (The)	20,715	1,486,094
Xcel Energy, Inc.	10,483	563,461

		12,349,231

Electrical Equipment 0.6%
AMETEK, Inc.	4,400	804,760
Eaton Corp. PLC	7,393	2,311,643
Emerson Electric Co.	10,850	1,230,607
Generac Holdings, Inc.*	1,100	138,754
Hubbell, Inc.	900	373,545
Rockwell Automation, Inc.	2,143	624,320

		5,483,629

Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. (Class A Stock)	11,300	1,303,455
CDW Corp.	2,500	639,450
Corning, Inc.	14,597	481,117
Jabil, Inc.	2,300	308,085
Keysight Technologies, Inc.*	3,300	516,054
TE Connectivity Ltd.	5,850	849,654
Teledyne Technologies, Inc.*	808	346,890
Trimble, Inc.*	4,700	302,492
Zebra Technologies Corp. (Class A Stock)*	1,020	307,469

		5,054,666

Energy Equipment & Services 0.3%
Baker Hughes Co.	19,045	638,008
Halliburton Co.	17,022	671,007
Schlumberger NV	27,132	1,487,105

		2,796,120

Entertainment 1.3%
Electronic Arts, Inc.	4,600	610,282
Live Nation Entertainment, Inc.*	2,600	275,002
Netflix, Inc.*	8,170	4,961,886
Take-Two Interactive Software, Inc.*	3,000	445,470

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment (cont’d.)
Walt Disney Co. (The)	34,536	$4,225,825
Warner Bros Discovery, Inc.*	42,085	367,402

		10,885,867

Financial Services 4.2%
Berkshire Hathaway, Inc. (Class B Stock)*	34,390	14,461,683
Corpay, Inc.*	1,320	407,273
Fidelity National Information Services, Inc.	11,160	827,849
Fiserv, Inc.*	11,200	1,789,984
Global Payments, Inc.	4,794	640,766
Jack Henry & Associates, Inc.	1,300	225,849
Mastercard, Inc. (Class A Stock)	15,500	7,464,335
PayPal Holdings, Inc.*	20,430	1,368,605
Visa, Inc. (Class A Stock)	29,850	8,330,538

		35,516,882

Food Products 0.8%
Archer-Daniels-Midland Co.	10,059	631,806
Bunge Global SA	2,800	287,056
Campbell Soup Co.	3,947	175,444
Conagra Brands, Inc.	9,643	285,819
General Mills, Inc.	10,644	744,761
Hershey Co. (The)	2,816	547,712
Hormel Foods Corp.	5,400	188,406
J.M. Smucker Co. (The)	1,970	247,964
Kellanova	4,870	279,002
Kraft Heinz Co. (The)	15,155	559,219
Lamb Weston Holdings, Inc.	2,700	287,631
McCormick & Co., Inc.	4,700	361,007
Mondelez International, Inc. (Class A Stock)	25,366	1,775,620
Tyson Foods, Inc. (Class A Stock)	5,300	311,269

		6,682,716

Gas Utilities 0.0%
Atmos Energy Corp.	2,800	332,836

Ground Transportation 1.1%
CSX Corp.	37,554	1,392,127
J.B. Hunt Transport Services, Inc.	1,450	288,912
Norfolk Southern Corp.	4,131	1,052,868
Old Dominion Freight Line, Inc.	3,600	789,516

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	17

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Ground Transportation (cont’d.)
Uber Technologies, Inc.*	38,800	$2,987,212
Union Pacific Corp.	11,356	2,792,781

		9,303,416

Health Care Equipment & Supplies 2.5%
Abbott Laboratories	32,713	3,718,160
Align Technology, Inc.*	1,210	396,783
Baxter International, Inc.	9,574	409,193
Becton, Dickinson & Co.	5,465	1,352,314
Boston Scientific Corp.*	27,772	1,902,104
Cooper Cos., Inc. (The)	3,700	375,402
DENTSPLY SIRONA, Inc.	3,700	122,803
Dexcom, Inc.*	7,320	1,015,284
Edwards Lifesciences Corp.*	11,510	1,099,896
GE HealthCare Technologies, Inc.	7,900	718,189
Hologic, Inc.*	4,600	358,616
IDEXX Laboratories, Inc.*	1,540	831,492
Insulet Corp.*	1,300	222,820
Intuitive Surgical, Inc.*	6,680	2,665,921
Medtronic PLC	25,215	2,197,487
ResMed, Inc.	2,790	552,504
STERIS PLC	1,800	404,676
Stryker Corp.	6,360	2,276,053
Teleflex, Inc.	900	203,553
Zimmer Biomet Holdings, Inc.	3,911	516,174

		21,339,424

Health Care Providers & Services 2.6%
Cardinal Health, Inc.	4,473	500,529
Cencora, Inc.	3,160	767,848
Centene Corp.*	10,108	793,276
Cigna Group (The)	5,568	2,022,242
CVS Health Corp.	23,746	1,893,981
DaVita, Inc.*	1,000	138,050
Elevance Health, Inc.	4,430	2,297,132
HCA Healthcare, Inc.	3,700	1,234,061
Henry Schein, Inc.*	2,600	196,352
Humana, Inc.	2,300	797,456
Laboratory Corp. of America Holdings	1,600	349,536
McKesson Corp.	2,486	1,334,609
Molina Healthcare, Inc.*	1,000	410,830
Quest Diagnostics, Inc.	2,100	279,531

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	17,458	$8,636,473
Universal Health Services, Inc. (Class B Stock)	1,170	213,478

		21,865,384

Health Care REITs 0.2%
Healthpeak Properties, Inc.	13,200	247,500
Ventas, Inc.	7,633	332,341
Welltower, Inc.	10,500	981,120

		1,560,961

Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	13,236	273,720

Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc. (Class A Stock)*	8,200	1,352,672
Booking Holdings, Inc.	660	2,394,401
Caesars Entertainment, Inc.*	3,900	170,586
Carnival Corp.*	19,400	316,996
Chipotle Mexican Grill, Inc.*	517	1,502,800
Darden Restaurants, Inc.	2,253	376,589
Domino’s Pizza, Inc.	700	347,816
Expedia Group, Inc.*	2,400	330,600
Hilton Worldwide Holdings, Inc.	4,860	1,036,687
Las Vegas Sands Corp.	6,960	359,832
Marriott International, Inc. (Class A Stock)	4,640	1,170,718
McDonald’s Corp.	13,780	3,885,271
MGM Resorts International*	5,200	245,492
Norwegian Cruise Line Holdings Ltd.*	8,400	175,812
Royal Caribbean Cruises Ltd.*	4,400	611,644
Starbucks Corp.	21,380	1,953,918
Wynn Resorts Ltd.	1,800	184,014
Yum! Brands, Inc.	5,264	729,854

		17,145,702

Household Durables 0.4%
D.R. Horton, Inc.	5,500	905,025
Garmin Ltd.	2,900	431,723
Lennar Corp. (Class A Stock)	4,700	808,306
Mohawk Industries, Inc.*	940	123,036

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	19

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)
NVR, Inc.*	55	$445,498
PulteGroup, Inc.	4,011	483,807

		3,197,395

Household Products 1.2%
Church & Dwight Co., Inc.	4,600	479,826
Clorox Co. (The)	2,282	349,397
Colgate-Palmolive Co.	15,660	1,410,183
Kimberly-Clark Corp.	6,366	823,442
Procter & Gamble Co. (The)	44,463	7,214,122

		10,276,970

Independent Power & Renewable Electricity Producers 0.0%
AES Corp. (The)	13,500	242,055

Industrial Conglomerates 0.9%
3M Co.	10,288	1,091,248
General Electric Co.	20,400	3,580,812
Honeywell International, Inc.	12,485	2,562,546

		7,234,606

Industrial REITs 0.3%
Prologis, Inc.	17,289	2,251,374

Insurance 2.1%
Aflac, Inc.	10,100	867,186
Allstate Corp. (The)	4,908	849,133
American International Group, Inc.	13,351	1,043,648
Aon PLC (Class A Stock)	3,689	1,231,093
Arch Capital Group Ltd.*	7,100	656,324
Arthur J. Gallagher & Co.	4,100	1,025,164
Assurant, Inc.	1,100	207,064
Brown & Brown, Inc.	4,400	385,176
Chubb Ltd.	7,753	2,009,035
Cincinnati Financial Corp.	3,007	373,379
Everest Group Ltd.	810	321,975
Globe Life, Inc.	1,533	178,395
Hartford Financial Services Group, Inc. (The)	5,653	582,542
Loews Corp.	3,517	275,346
Marsh & McLennan Cos., Inc.	9,340	1,923,853
MetLife, Inc.	11,750	870,793
Principal Financial Group, Inc.	4,100	353,871

See Notes to Financial Statements.

20

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)
Progressive Corp. (The)	10,916	$2,257,647
Prudential Financial, Inc.(g)	6,800	798,320
Travelers Cos., Inc. (The)	4,331	996,736
W.R. Berkley Corp.	3,800	336,072
Willis Towers Watson PLC	1,900	522,500

		18,065,252

Interactive Media & Services 6.1%
Alphabet, Inc. (Class A Stock)*	111,100	16,768,323
Alphabet, Inc. (Class C Stock)*	93,040	14,166,270
Match Group, Inc.*	5,400	195,912
Meta Platforms, Inc. (Class A Stock)	41,360	20,083,589

		51,214,094

IT Services 1.1%
Accenture PLC (Class A Stock)	11,690	4,051,871
Akamai Technologies, Inc.*	2,900	315,404
Cognizant Technology Solutions Corp. (Class A Stock)	9,500	696,255
EPAM Systems, Inc.*	1,000	276,160
Gartner, Inc.*	1,370	653,038
International Business Machines Corp.	17,274	3,298,643
VeriSign, Inc.*	1,580	299,426

		9,590,797

Leisure Products 0.0%
Hasbro, Inc.	2,554	144,352

Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	5,498	800,014
Bio-Rad Laboratories, Inc. (Class A Stock)*	350	121,055
Bio-Techne Corp.	3,180	223,840
Charles River Laboratories International, Inc.*	850	230,307
Danaher Corp.	12,420	3,101,522
Illumina, Inc.*	3,030	416,080
IQVIA Holdings, Inc.*	3,410	862,355
Mettler-Toledo International, Inc.*	410	545,829
Revvity, Inc.	2,270	238,350
Thermo Fisher Scientific, Inc.	7,292	4,238,183
Waters Corp.*	1,220	419,961
West Pharmaceutical Services, Inc.	1,340	530,251

		11,727,747

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	21

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery 1.8%
Caterpillar, Inc.	9,496	$3,479,619
Cummins, Inc.	2,616	770,805
Deere & Co.	5,030	2,066,022
Dover Corp.	2,662	471,680
Fortive Corp.	6,650	572,033
IDEX Corp.	1,400	341,628
Illinois Tool Works, Inc.	5,186	1,391,559
Ingersoll Rand, Inc.	7,629	724,374
Nordson Corp.	900	247,086
Otis Worldwide Corp.	7,664	760,805
PACCAR, Inc.	9,746	1,207,432
Parker-Hannifin Corp.	2,368	1,316,111
Pentair PLC	3,146	268,794
Snap-on, Inc.	942	279,039
Stanley Black & Decker, Inc.	3,088	302,408
Westinghouse Air Brake Technologies Corp.	3,460	504,053
Xylem, Inc.	4,550	588,042

		15,291,490

Media 0.6%
Charter Communications, Inc. (Class A Stock)*	1,890	549,291
Comcast Corp. (Class A Stock)	74,820	3,243,447
Fox Corp. (Class A Stock)	5,066	158,414
Fox Corp. (Class B Stock)	2,666	76,301
Interpublic Group of Cos., Inc. (The)	7,288	237,807
News Corp. (Class A Stock)	7,375	193,077
News Corp. (Class B Stock)	2,700	73,062
Omnicom Group, Inc.	3,934	380,654
Paramount Global (Class B Stock)	9,597	112,957

		5,025,010

Metals & Mining 0.4%
Freeport-McMoRan, Inc.	27,242	1,280,919
Newmont Corp.	21,897	784,788
Nucor Corp.	4,612	912,715
Steel Dynamics, Inc.	2,900	429,867

		3,408,289

Multi-Utilities 0.6%
Ameren Corp.	4,969	367,507
CenterPoint Energy, Inc.	11,879	338,433
CMS Energy Corp.	5,500	331,870

See Notes to Financial Statements.

22

Description	Shares	Value

COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
Consolidated Edison, Inc.	6,551	$594,896
Dominion Energy, Inc.	15,850	779,662
DTE Energy Co.	3,887	435,888
NiSource, Inc.	8,000	221,280
Public Service Enterprise Group, Inc.	9,394	627,331
Sempra	11,956	858,800
WEC Energy Group, Inc.	5,933	487,218

		5,042,885

Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	2,900	373,839
Boston Properties, Inc.	2,880	188,093

		561,932

Oil, Gas & Consumable Fuels 3.6%
APA Corp.	6,648	228,558
Chevron Corp.	32,747	5,165,512
ConocoPhillips	22,181	2,823,198
Coterra Energy, Inc.	14,300	398,684
Devon Energy Corp.	12,100	607,178
Diamondback Energy, Inc.	3,380	669,815
EOG Resources, Inc.	11,000	1,406,240
EQT Corp.	8,200	303,974
Exxon Mobil Corp.	74,852	8,700,796
Hess Corp.	5,134	783,654
Kinder Morgan, Inc.	36,680	672,711
Marathon Oil Corp.	11,378	322,453
Marathon Petroleum Corp.	6,876	1,385,514
Occidental Petroleum Corp.	12,479	811,010
ONEOK, Inc.	11,000	881,870
Phillips 66	8,128	1,327,627
Pioneer Natural Resources Co.	4,400	1,155,000
Targa Resources Corp.	4,200	470,358
Valero Energy Corp.	6,400	1,092,416
Williams Cos., Inc. (The)	23,092	899,895

		30,106,463

Passenger Airlines 0.2%
American Airlines Group, Inc.*	12,750	195,713
Delta Air Lines, Inc.	12,200	584,014

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	23

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Passenger Airlines (cont’d.)
Southwest Airlines Co.	11,274	$329,088
United Airlines Holdings, Inc.*	6,600	316,008

		1,424,823

Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,270	658,221
Kenvue, Inc.	32,700	701,742

		1,359,963

Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	38,679	2,097,562
Catalent, Inc.*	3,400	191,930
Eli Lilly & Co.	15,057	11,713,744
Johnson & Johnson	45,709	7,230,707
Merck & Co., Inc.	47,793	6,306,286
Pfizer, Inc.	106,463	2,954,348
Viatris, Inc.	24,099	287,742
Zoetis, Inc.	8,700	1,472,127

		32,254,446

Professional Services 0.7%
Automatic Data Processing, Inc.	7,748	1,934,986
Broadridge Financial Solutions, Inc.	2,200	450,692
Dayforce, Inc.*	2,900	192,009
Equifax, Inc.	2,230	596,570
Jacobs Solutions, Inc.	2,300	353,579
Leidos Holdings, Inc.	2,600	340,834
Paychex, Inc.	6,225	764,430
Paycom Software, Inc.	850	169,158
Robert Half, Inc.	2,000	158,560
Verisk Analytics, Inc.	2,730	643,543

		5,604,361

Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	5,800	563,992
CoStar Group, Inc.*	7,700	743,820

		1,307,812

Residential REITs 0.3%
AvalonBay Communities, Inc.	2,711	503,053

See Notes to Financial Statements.

24

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs (cont’d.)
Camden Property Trust	2,000	$196,800
Equity Residential	6,500	410,215
Essex Property Trust, Inc.	1,100	269,291
Invitation Homes, Inc.	10,900	388,149
Mid-America Apartment Communities, Inc.	2,170	285,529
UDR, Inc.	5,700	213,237

		2,266,274

Retail REITs 0.3%
Federal Realty Investment Trust	1,300	132,756
Kimco Realty Corp.	13,400	262,774
Realty Income Corp.	15,600	843,960
Regency Centers Corp.	3,100	187,736
Simon Property Group, Inc.	6,189	968,517

		2,395,743

Semiconductors & Semiconductor Equipment 10.1%
Advanced Micro Devices, Inc.*	30,428	5,491,950
Analog Devices, Inc.	9,216	1,822,833
Applied Materials, Inc.	15,688	3,235,336
Broadcom, Inc.	8,299	10,999,577
Enphase Energy, Inc.*	2,520	304,870
First Solar, Inc.*	2,000	337,600
Intel Corp.	79,548	3,513,635
KLA Corp.	2,570	1,795,325
Lam Research Corp.	2,492	2,421,152
Microchip Technology, Inc.	10,220	916,836
Micron Technology, Inc.	20,816	2,453,998
Monolithic Power Systems, Inc.	890	602,904
NVIDIA Corp.	46,560	42,069,754
NXP Semiconductors NV (China)	4,760	1,179,385
ON Semiconductor Corp.*	8,200	603,110
Qorvo, Inc.*	1,771	203,364
QUALCOMM, Inc.	20,900	3,538,370
Skyworks Solutions, Inc.	3,000	324,960
Teradyne, Inc.	2,900	327,207
Texas Instruments, Inc.	17,252	3,005,471

		85,147,637

Software 10.5%
Adobe, Inc.*	8,500	4,289,100
ANSYS, Inc.*	1,600	555,456

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	25

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)
Autodesk, Inc.*	4,090	$1,065,118
Cadence Design Systems, Inc.*	5,100	1,587,528
Fair Isaac Corp.*	460	574,820
Fortinet, Inc.*	12,100	826,551
Gen Digital, Inc.	11,317	253,501
Intuit, Inc.	5,270	3,425,500
Microsoft Corp.	140,112	58,947,921
Oracle Corp.	29,990	3,767,044
Palo Alto Networks, Inc.*	6,000	1,704,780
PTC, Inc.*	2,200	415,668
Roper Technologies, Inc.	2,020	1,132,897
Salesforce, Inc.	18,260	5,499,547
ServiceNow, Inc.*	3,840	2,927,616
Synopsys, Inc.*	2,880	1,645,920
Tyler Technologies, Inc.*	820	348,508

		88,967,475

Specialized REITs 1.0%
American Tower Corp.	8,650	1,709,154
Crown Castle, Inc.	8,200	867,806
Digital Realty Trust, Inc.	5,700	821,028
Equinix, Inc.	1,746	1,441,026
Extra Space Storage, Inc.	3,900	573,300
Iron Mountain, Inc.	5,505	441,556
Public Storage	3,000	870,180
SBA Communications Corp.	2,000	433,400
VICI Properties, Inc.	19,600	583,884
Weyerhaeuser Co.	13,839	496,958

		8,238,292

Specialty Retail 2.0%
AutoZone, Inc.*	330	1,040,045
Bath & Body Works, Inc.	4,222	211,184
Best Buy Co., Inc.	3,700	303,511
CarMax, Inc.*	3,200	278,752
Home Depot, Inc. (The)	18,764	7,197,870
Lowe’s Cos., Inc.	10,966	2,793,369
O’Reilly Automotive, Inc.*	1,100	1,241,768
Ross Stores, Inc.	6,400	939,264
TJX Cos., Inc. (The)	21,428	2,173,228

See Notes to Financial Statements.

26

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Tractor Supply Co.	2,000	$523,440
Ulta Beauty, Inc.*	940	491,507

		17,193,938

Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	273,662	46,927,560
Hewlett Packard Enterprise Co.	24,302	430,874
HP, Inc.	16,502	498,690
NetApp, Inc.	3,900	409,383
Seagate Technology Holdings PLC	3,600	334,980
Super Micro Computer, Inc.*	950	959,529
Western Digital Corp.*	6,025	411,146

		49,972,162

Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor Corp.*	480	451,805
Lululemon Athletica, Inc.*	2,100	820,365
NIKE, Inc. (Class B Stock)	23,074	2,168,495
Ralph Lauren Corp.	700	131,432
Tapestry, Inc.	4,500	213,660
VF Corp.	6,936	106,398

		3,892,155

Tobacco 0.5%
Altria Group, Inc.	33,579	1,464,716
Philip Morris International, Inc.	29,479	2,700,866

		4,165,582

Trading Companies & Distributors 0.3%
Fastenal Co.	10,800	833,112
United Rentals, Inc.	1,270	915,810
W.W. Grainger, Inc.	824	838,255

		2,587,177

Water Utilities 0.0%
American Water Works Co., Inc.	3,700	452,177

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	27

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description			Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.			9,670	$1,578,337

TOTAL COMMON STOCKS (cost $165,536,530)				831,107,602

UNAFFILIATED EXCHANGE-TRADED FUND 0.8%
iShares Core S&P 500 ETF (cost $4,846,477)			12,400	6,519,052

TOTAL LONG-TERM INVESTMENTS (cost $170,383,007)				837,626,654

SHORT-TERM INVESTMENTS 0.8%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.552%) (cost $5,710,344)(wb)			5,710,344	5,710,344

Interest Rate		Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $988,460)	5.270%	06/20/24	1,000	988,408

TOTAL SHORT-TERM INVESTMENTS (cost $6,698,804)				6,698,752

TOTAL INVESTMENTS 99.9% (cost $177,081,811)				844,325,406
Other assets in excess of liabilities(z) 0.1%				1,247,015

NET ASSETS 100.0%				$845,572,421

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

ETF—Exchange-Traded Fund

OTC—Over-the-counter

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

UBS—UBS Securities LLC

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

28

(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
34 S&P 500 E-Mini Index		Jun. 2024	$9,024,450	$199,232

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

UBS	$—	$988,408

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$12,455,617	$—	$—
Air Freight & Logistics	3,775,956	—	—
Automobile Components	578,984	—	—
Automobiles	11,150,787	—	—
Banks	28,011,127	—	—
Beverages	11,724,233	—	—
Biotechnology	16,008,422	—	—
Broadline Retail	31,751,607	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	29

Schedule of Investments  (unaudited) (continued)

as of March 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Building Products	$4,292,818	$—	$—
Capital Markets	23,293,576	—	—
Chemicals	13,131,971	—	—
Commercial Services & Supplies	4,907,006	—	—
Communications Equipment	6,756,356	—	—
Construction & Engineering	701,460	—	—
Construction Materials	1,394,470	—	—
Consumer Finance	4,497,363	—	—
Consumer Staples Distribution & Retail	15,448,702	—	—
Containers & Packaging	1,791,461	—	—
Distributors	941,247	—	—
Diversified Telecommunication Services	5,714,820	—	—
Electric Utilities	12,349,231	—	—
Electrical Equipment	5,483,629	—	—
Electronic Equipment, Instruments & Components	5,054,666	—	—
Energy Equipment & Services	2,796,120	—	—
Entertainment	10,885,867	—	—
Financial Services	35,516,882	—	—
Food Products	6,682,716	—	—
Gas Utilities	332,836	—	—
Ground Transportation	9,303,416	—	—
Health Care Equipment & Supplies	21,339,424	—	—
Health Care Providers & Services	21,865,384	—	—
Health Care REITs	1,560,961	—	—
Hotel & Resort REITs	273,720	—	—
Hotels, Restaurants & Leisure	17,145,702	—	—
Household Durables	3,197,395	—	—
Household Products	10,276,970	—	—
Independent Power & Renewable Electricity Producers	242,055	—	—
Industrial Conglomerates	7,234,606	—	—
Industrial REITs	2,251,374	—	—
Insurance	18,065,252	—	—
Interactive Media & Services	51,214,094	—	—
IT Services	9,590,797	—	—
Leisure Products	144,352	—	—
Life Sciences Tools & Services	11,727,747	—	—
Machinery	15,291,490	—	—
Media	5,025,010	—	—
Metals & Mining	3,408,289	—	—
Multi-Utilities	5,042,885	—	—
Office REITs	561,932	—	—
Oil, Gas & Consumable Fuels	30,106,463	—	—
Passenger Airlines	1,424,823	—	—
Personal Care Products	1,359,963	—	—
Pharmaceuticals	32,254,446	—	—

See Notes to Financial Statements.

30

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Professional Services	$5,604,361	$—	$—
Real Estate Management & Development	1,307,812	—	—
Residential REITs	2,266,274	—	—
Retail REITs	2,395,743	—	—
Semiconductors & Semiconductor Equipment	85,147,637	—	—
Software	88,967,475	—	—
Specialized REITs	8,238,292	—	—
Specialty Retail	17,193,938	—	—
Technology Hardware, Storage & Peripherals	49,972,162	—	—
Textiles, Apparel & Luxury Goods	3,892,155	—	—
Tobacco	4,165,582	—	—
Trading Companies & Distributors	2,587,177	—	—
Water Utilities	452,177	—	—
Wireless Telecommunication Services	1,578,337	—	—
Unaffiliated Exchange-Traded Fund	6,519,052	—	—
Short-Term Investments
Affiliated Mutual Fund	5,710,344	—	—
U.S. Treasury Obligation	—	988,408	—

Total	$843,336,998	$988,408	$—

Other Financial Instruments*
Assets
Futures Contracts	$199,232	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2024 were as follows:

Software	10.5%
Semiconductors & Semiconductor Equipment	10.1
Interactive Media & Services	6.1
Technology Hardware, Storage & Peripherals	5.9
Financial Services	4.2
Pharmaceuticals	3.8
Broadline Retail	3.8
Oil, Gas & Consumable Fuels	3.6
Banks	3.3

Capital Markets	2.7%
Health Care Providers & Services	2.6
Health Care Equipment & Supplies	2.5
Insurance	2.1
Specialty Retail	2.0
Hotels, Restaurants & Leisure	2.0
Biotechnology	1.9
Consumer Staples Distribution & Retail	1.8
Machinery	1.8

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	31

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Industry Classification (continued):

Chemicals	1.5%
Aerospace & Defense	1.5
Electric Utilities	1.5
Life Sciences Tools & Services	1.4
Beverages	1.4
Automobiles	1.3
Entertainment	1.3
Household Products	1.2
IT Services	1.1
Ground Transportation	1.1
Specialized REITs	1.0
Industrial Conglomerates	0.9
Communications Equipment	0.8
Food Products	0.8
Unaffiliated Exchange-Traded Fund	0.8
Diversified Telecommunication Services	0.7
Affiliated Mutual Fund	0.7
Professional Services	0.7
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	0.6
Multi-Utilities	0.6
Media	0.6
Commercial Services & Supplies	0.6
Consumer Finance	0.5
Building Products	0.5
Tobacco	0.5
Textiles, Apparel & Luxury Goods	0.5
Air Freight & Logistics	0.4
Metals & Mining	0.4
Household Durables	0.4
Energy Equipment & Services	0.3

Trading Companies & Distributors	0.3%
Retail REITs	0.3
Residential REITs	0.3
Industrial REITs	0.3
Containers & Packaging	0.2
Wireless Telecommunication Services	0.2
Health Care REITs	0.2
Passenger Airlines	0.2
Construction Materials	0.2
Personal Care Products	0.2
Real Estate Management & Development	0.1
U.S. Treasury Obligation	0.1
Distributors	0.1
Construction & Engineering	0.1
Automobile Components	0.1
Office REITs	0.1
Water Utilities	0.0	*
Gas Utilities	0.0	*
Hotel & Resort REITs	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Leisure Products	0.0	*

	99.9
Other assets in excess of liabilities	0.1

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2024 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

32

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$199,232	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,590,381

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$709,099

For the six months ended March 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$11,383,283

*	Average volume is based on average quarter end balances for the six months ended March 31, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	33

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $171,140,350)	$837,816,742
Affiliated investments (cost $5,941,461)	6,508,664
Cash	200,556
Receivable for investments sold	2,114,571
Dividends and interest receivable	518,455
Receivable for Fund shares sold	316,888
Due from broker—variation margin futures	425
Prepaid expenses	1,081

Total Assets	847,477,382

Liabilities

Payable for Fund shares purchased	1,555,577
Distribution fee payable	114,919
Transfer agent fee payable	79,827
Management fee payable	56,558
Accrued expenses and other liabilities	44,736
Payable for investments purchased	34,378
Affiliated transfer agent fee payable	18,966

Total Liabilities	1,904,961

Net Assets	$845,572,421

Net assets were comprised of:
Shares of beneficial interest, at par	$20,905
Paid-in capital in excess of par	164,739,615
Total distributable earnings (loss)	680,811,901

Net assets, March 31, 2024	$845,572,421

See Notes to Financial Statements.

34

Class A

Net asset value and redemption price per share, ($316,263,841 ÷ 7,855,067 shares of beneficial interest issued and outstanding)	$40.26
Maximum sales charge (3.25% of offering price)	1.35

Maximum offering price to public	$41.61

Class C

Net asset value, offering price and redemption price per share, ($42,344,427 ÷ 1,076,839 shares of beneficial interest issued and outstanding)	$39.32

Class I

Net asset value, offering price and redemption price per share, ($129,604,480 ÷ 3,188,020 shares of beneficial interest issued and outstanding)	$40.65

Class Z

Net asset value, offering price and redemption price per share, ($205,786,904 ÷ 5,060,972 shares of beneficial interest issued and outstanding)	$40.66

Class R6

Net asset value, offering price and redemption price per share, ($151,572,769 ÷ 3,724,475 shares of beneficial interest issued and outstanding)	$40.70

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	35

Statement of Operations  (unaudited)

Six Months Ended March 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $1,509 foreign withholding tax)	$5,920,278
Affiliated dividend income	299,561
Interest income	28,362
Income from securities lending, net (including affiliated income of $3,528)	5,493

Total income	6,253,694

Expenses
Management fee	571,153
Distribution fee(a)	643,823
Transfer agent’s fees and expenses (including affiliated expense of $50,006)(a)	344,384
Custodian and accounting fees	37,872
Shareholders’ reports	29,483
Registration fees(a)	29,286
Professional fees	19,870
Audit fee	12,767
Trustees’ fees	9,818
Miscellaneous	18,898

Total expenses	1,717,354
Less: Fee waiver and/or expense reimbursement(a)	(266,538)

Net expenses	1,450,816

Net investment income (loss)	4,802,878

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $2,981)	8,823,933
Futures transactions	1,590,381

10,414,314

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $149,815)	143,979,654
Futures	709,099

144,688,753

Net gain (loss) on investment transactions	155,103,067

Net Increase (Decrease) In Net Assets Resulting From Operations	$159,905,945

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class I	Class Z	Class R6
Distribution fee	437,758	206,065	—	—	—
Transfer agent’s fees and expenses	154,881	22,785	42,266	123,705	747
Registration fees	8,534	5,759	3,504	5,360	6,129
Fee waiver and/or expense reimbursement	(102,121)	(14,426)	(42,258)	(66,649)	(41,084)

See Notes to Financial Statements.

36

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2024	Year Ended September 30, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,802,878	$8,684,128
Net realized gain (loss) on investment transactions	10,414,314	76,915,932
Net change in unrealized appreciation (depreciation) on investments	144,688,753	42,130,446

Net increase (decrease) in net assets resulting from operations	159,905,945	127,730,506

Dividends and Distributions
Distributions from distributable earnings
Class A	(34,982,269)	(36,264,271)
Class C	(4,963,062)	(6,097,928)
Class I	(15,030,163)	(17,888,896)
Class Z	(23,013,759)	(24,479,615)
Class R6	(7,799,669)	(8,627,624)

	(85,788,922)	(93,358,334)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	144,645,334	61,513,891
Net asset value of shares issued in reinvestment of dividends and distributions	85,458,336	92,986,387
Cost of shares purchased	(123,867,613)	(158,046,654)

Net increase (decrease) in net assets from Fund share transactions	106,236,057	(3,546,376)

Total increase (decrease)	180,353,080	30,825,796

Net Assets:

Beginning of period	665,219,341	634,393,545

End of period	$845,572,421	$665,219,341

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	37

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2024		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a) :

Net Asset Value, Beginning of Period	$37.23		$35.72	$47.35	$47.07	$48.46	$57.19

Income (loss) from investment operations:

Net investment income (loss)	0.21		0.42	0.42	0.42	0.60	0.70

Net realized and unrealized gain (loss) on investment transactions	7.69		6.42	(6.76)	11.36	6.00	(0.04)

Total from investment operations	7.90		6.84	(6.34)	11.78	6.60	0.66

Less Dividends and Distributions:

Dividends from net investment income	(0.45)		(0.45)	(0.40)	(0.72)	(0.59)	(1.04)

Distributions from net realized gains	(4.42)		(4.88)	(4.89)	(10.78)	(7.40)	(8.35)

Total dividends and distributions	(4.87)		(5.33)	(5.29)	(11.50)	(7.99)	(9.39)

Net asset value, end of period	$40.26		$37.23	$35.72	$47.35	$47.07	$48.46

Total Return(b) :	23.11%		20.99%	(15.91)%	29.24%	14.72%	3.75%

Ratios/Supplemental Data:

Net assets, end of period (000)	$316,264		$272,959	$248,714	$337,161	$295,551	$287,076

Average net assets (000)	$291,839		$270,969	$313,531	$331,222	$285,833	$266,336

Ratios to average net assets(c) :

Expenses after waivers and/or expense reimbursement	0.53	%(d)	0.54%	0.52%	0.52%	0.53%	0.54%

Expenses before waivers and/or expense reimbursement	0.60	%(d)	0.61%	0.59%	0.59%	0.60%	0.61%

Net investment income (loss)	1.12	%(d)	1.15%	0.97%	0.92%	1.35%	1.48%

Portfolio turnover rate(e)	9%		2%	3%	5%	2%	3%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended March 31, 2024		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a) :

Net Asset Value, Beginning of Period	$36.35		$34.95	$46.45	$46.37	$47.92	$56.50

Income (loss) from investment operations:

Net investment income (loss)	0.07		0.16	0.12	0.12	0.30	0.39

Net realized and unrealized gain (loss) on investment transactions	7.52		6.28	(6.63)	11.17	5.92	(0.02)

Total from investment operations	7.59		6.44	(6.51)	11.29	6.22	0.37

Less Dividends and Distributions:

Dividends from net investment income	(0.20)		(0.16)	(0.10)	(0.43)	(0.37)	(0.60)

Distributions from net realized gains	(4.42)		(4.88)	(4.89)	(10.78)	(7.40)	(8.35)

Total dividends and distributions	(4.62)		(5.04)	(4.99)	(11.21)	(7.77)	(8.95)

Net asset value, end of period	$39.32		$36.35	$34.95	$46.45	$46.37	$47.92

Total Return(b) :	22.68%		20.11%	(16.48)%	28.37%	13.98%	3.08%

Ratios/Supplemental Data:

Net assets, end of period (000)	$42,344		$39,868	$46,543	$66,318	$66,347	$70,382

Average net assets (000)	$41,213		$44,481	$61,900	$67,968	$67,889	$84,898

Ratios to average net assets(c) :

Expenses after waivers and/or expense reimbursement	1.25	%(d)	1.24%	1.21%	1.19%	1.20%	1.19%

Expenses before waivers and/or expense reimbursement	1.32	%(d)	1.31%	1.28%	1.26%	1.27%	1.26%

Net investment income (loss)	0.40	%(d)	0.46%	0.28%	0.26%	0.69%	0.84%

Portfolio turnover rate(e)	9%		2%	3%	5%	2%	3%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	39

Financial Highlights (unaudited) (continued)

Class I Shares
	Six Months Ended March 31, 2024		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a) :

Net Asset Value, Beginning of Period	$37.60		$36.06	$47.75	$47.38	$48.70	$57.50

Income (loss) from investment operations:

Net investment income (loss)	0.28		0.56	0.57	0.58	0.77	0.87

Net realized and unrealized gain (loss) on investment transactions	7.77		6.46	(6.81)	11.44	6.03	(0.06)

Total from investment operations	8.05		7.02	(6.24)	12.02	6.80	0.81

Less Dividends and Distributions:

Dividends from net investment income	(0.58)		(0.60)	(0.56)	(0.87)	(0.72)	(1.26)

Distributions from net realized gains	(4.42)		(4.88)	(4.89)	(10.78)	(7.40)	(8.35)

Total dividends and distributions	(5.00)		(5.48)	(5.45)	(11.65)	(8.12)	(9.61)

Net asset value, end of period	$40.65		$37.60	$36.06	$47.75	$47.38	$48.70

Total Return(b) :	23.33%		21.38%	(15.63)%	29.69%	15.11%	4.12%

Ratios/Supplemental Data:

Net assets, end of period (000)	$129,604		$113,462	$120,778	$172,635	$142,746	$228,063

Average net assets (000)	$120,759		$122,167	$161,968	$164,271	$204,880	$239,501

Ratios to average net assets(c) :

Expenses after waivers and/or expense reimbursement	0.19	%(d)	0.19%	0.19%	0.19%	0.19%	0.19%

Expenses before waivers and/or expense reimbursement	0.26	%(d)	0.26%	0.26%	0.26%	0.26%	0.26%

Net investment income (loss)	1.46	%(d)	1.51%	1.30%	1.26%	1.72%	1.83%

Portfolio turnover rate(e)	9%		2%	3%	5%	2%	3%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended March 31, 2024		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a) :

Net Asset Value, Beginning of Period	$37.60		$36.05	$47.74	$47.37	$48.70	$57.49

Income (loss) from investment operations:

Net investment income (loss)	0.27		0.53	0.55	0.56	0.74	0.84

Net realized and unrealized gain (loss) on investment transactions	7.77		6.47	(6.82)	11.44	6.02	(0.05)

Total from investment operations	8.04		7.00	(6.27)	12.00	6.76	0.79

Less Dividends and Distributions:

Dividends from net investment income	(0.56)		(0.57)	(0.53)	(0.85)	(0.69)	(1.23)

Distributions from net realized gains	(4.42)		(4.88)	(4.89)	(10.78)	(7.40)	(8.35)

Total dividends and distributions	(4.98)		(5.45)	(5.42)	(11.63)	(8.09)	(9.58)

Net asset value, end of period	$40.66		$37.60	$36.05	$47.74	$47.37	$48.70

Total Return(b) :	23.29%		21.32%	(15.68)%	29.62%	15.03%	4.05%

Ratios/Supplemental Data:

Net assets, end of period (000)	$205,787		$177,388	$160,674	$265,893	$244,155	$289,780

Average net assets (000)	$190,315		$176,709	$238,154	$263,618	$253,908	$315,161

Ratios to average net assets(c) :

Expenses after waivers and/or expense reimbursement	0.25	%(d)	0.25%	0.24%	0.24%	0.25%	0.25%

Expenses before waivers and/or expense reimbursement	0.32	%(d)	0.32%	0.31%	0.31%	0.32%	0.32%

Net investment income (loss)	1.39	%(d)	1.44%	1.24%	1.20%	1.64%	1.78%

Portfolio turnover rate(e)	9%		2%	3%	5%	2%	3%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund	41

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31, 2024		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a) :

Net Asset Value, Beginning of Period	$37.65		$36.09	$47.78	$47.40	$48.72	$57.52

Income (loss) from investment operations:

Net investment income (loss)	0.29		0.58	0.60	0.58	0.75	0.86

Net realized and unrealized gain (loss) on investment transactions	7.78		6.48	(6.83)	11.46	6.05	(0.05)

Total from investment operations	8.07		7.06	(6.23)	12.04	6.80	0.81

Less Dividends and Distributions:

Dividends from net investment income	(0.60)		(0.62)	(0.57)	(0.88)	(0.72)	(1.26)

Distributions from net realized gains	(4.42)		(4.88)	(4.89)	(10.78)	(7.40)	(8.35)

Total dividends and distributions	(5.02)		(5.50)	(5.46)	(11.66)	(8.12)	(9.61)

Net asset value, end of period	$40.70		$37.65	$36.09	$47.78	$47.40	$48.72

Total Return(b) :	23.37%		21.48%	(15.59)%	29.72%	15.12%	4.12%

Ratios/Supplemental Data:

Net assets, end of period (000)	$151,573		$61,543	$57,685	$25,961	$13,960	$10,929

Average net assets (000)	$117,411		$61,657	$38,530	$19,506	$12,526	$8,080

Ratios to average net assets(c) :

Expenses after waivers and/or expense reimbursement	0.12	%(d)	0.14%	0.14%	0.16%	0.18%	0.18%

Expenses before waivers and/or expense reimbursement	0.19	%(d)	0.21%	0.21%	0.23%	0.30%	0.39%

Net investment income (loss)	1.49	%(d)	1.56%	1.39%	1.25%	1.69%	1.85%

Portfolio turnover rate(e)	9%		2%	3%	5%	2%	3%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 8 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Large-Cap Index Fund (formerly known as PGIM Quant Solutions Stock Index Fund) (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of the S&P 500 Index.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Quant Solutions Large-Cap Index Fund	43

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

44

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous.

PGIM Quant Solutions Large-Cap Index Fund	45

Notes to Financial Statements (unaudited) (continued)

Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

46

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative

Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.15% of average daily net assets up to and including $1 billion;	0.15%
0.10% of average daily net assets over $1 billion.

The Manager has contractually agreed, through January 31, 2025 to waive a portion of its management fee so that the effective management fee for the Fund will be 0.08% of the

PGIM Quant Solutions Large-Cap Index Fund	47

Notes to Financial Statements (unaudited) (continued)

average daily net assets of the Fund. Separately, the Manager has contractually agreed, through January 31, 2025, to limit transfer agency, shareholder servicing, sub-transfer agency and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
I	—
Z	—
R6	0.18

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.30%
C	1.00	1.00
I	N/A	N/A
Z	N/A	N/A

48

Class	Gross Distribution Fee		Net Distribution Fee
R6	N/A	%	N/A	%

For the reporting period ended March 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$30,053	$—
C	—	1,804

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

PGIM Quant Solutions Large-Cap Index Fund	49

Notes to Financial Statements (unaudited) (continued)

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$97,322,729	$65,398,075

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and other investments for the reporting period ended March 31, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund:

Prudential Financial, Inc.(g)
$ 616,785	$ 81,146	$ 51,422	$151,105	$ 706	$ 798,320	—	$ 16,965

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(1)(wb)
11,116,185	69,258,488	74,664,329	—	—	5,710,344	5,710,344	282,596

PGIM Institutional Money Market Fund (7-day effective yield 5.664%)(1)(b)(wb)
669,861	36,790,425	37,461,271	(1,290)	2,275	—	—	3,528	(2)
$11,786,046	$106,048,913	$112,125,600	$ (1,290)	$2,275	$5,710,344		$286,124
$12,402,831	$106,130,059	$112,177,022	$149,815	$2,981	$6,508,664		$303,089

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.  Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$179,347,075	$675,367,726	$(10,190,163)	$665,177,563

50

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2023 are subject to such review.

7.  Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class I and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class I, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into five classes, designated Class A, Class C, Class I, Class Z and Class R6.

As of March 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	62,985	1.2%
R6	2,038,528	54.7

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	3	62.1

PGIM Quant Solutions Large-Cap Index Fund	51

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended March 31, 2024:

Shares sold	163,054	$6,172,107

Shares issued in reinvestment of dividends and distributions	986,936	34,730,283

Shares purchased	(695,140)	(26,201,587)

Net increase (decrease) in shares outstanding before conversion	454,850	14,700,803

Shares issued upon conversion from other share class(es)	88,197	3,312,984

Shares purchased upon conversion into other share class(es)	(20,243)	(746,890)

Net increase (decrease) in shares outstanding	522,804	$17,266,897

Year ended September 30, 2023:

Shares sold	235,474	$8,717,139

Shares issued in reinvestment of dividends and distributions	1,084,728	35,969,576

Shares purchased	(1,143,383)	(41,603,045)

Net increase (decrease) in shares outstanding before conversion	176,819	3,083,670

Shares issued upon conversion from other share class(es)	210,419	7,643,297

Shares purchased upon conversion into other share class(es)	(17,474)	(641,825)

Net increase (decrease) in shares outstanding	369,764	$10,085,142

Class C

Six months ended March 31, 2024:

Shares sold	65,399	$2,425,676

Shares issued in reinvestment of dividends and distributions	143,885	4,956,851

Shares purchased	(133,870)	(4,894,491)

Net increase (decrease) in shares outstanding before conversion	75,414	2,488,036

Shares purchased upon conversion into other share class(es)	(95,221)	(3,501,746)

Net increase (decrease) in shares outstanding	(19,807)	$(1,013,710)

Year ended September 30, 2023:

Shares sold	113,770	$4,083,394

Shares issued in reinvestment of dividends and distributions	187,190	6,094,916

Shares purchased	(316,729)	(11,357,490)

Net increase (decrease) in shares outstanding before conversion	(15,769)	(1,179,180)

Shares purchased upon conversion into other share class(es)	(219,387)	(7,800,666)

Net increase (decrease) in shares outstanding	(235,156)	$(8,979,846)

52

Share Class	Shares	Amount

Class I

Six months ended March 31, 2024:

Shares sold	154,160	$5,784,440

Shares issued in reinvestment of dividends and distributions	423,249	15,025,334

Shares purchased	(409,745)	(15,305,392)

Net increase (decrease) in shares outstanding before conversion	167,664	5,504,382

Shares issued upon conversion from other share class(es)	3,138	122,372

Net increase (decrease) in shares outstanding	170,802	$5,626,754

Year ended September 30, 2023:

Shares sold	261,665	$9,746,509

Shares issued in reinvestment of dividends and distributions	535,437	17,883,604

Shares purchased	(1,138,312)	(41,323,094)

Net increase (decrease) in shares outstanding before conversion	(341,210)	(13,692,981)

Shares issued upon conversion from other share class(es)	8,952	326,318

Net increase (decrease) in shares outstanding	(332,258)	$(13,366,663)

Class Z

Six months ended March 31, 2024:

Shares sold	364,121	$13,881,226

Shares issued in reinvestment of dividends and distributions	646,190	22,946,199

Shares purchased	(688,465)	(26,227,428)

Net increase (decrease) in shares outstanding before conversion	321,846	10,599,997

Shares issued upon conversion from other share class(es)	21,927	820,620

Shares purchased upon conversion into other share class(es)	(378)	(15,113)

Net increase (decrease) in shares outstanding	343,395	$11,405,504

Year ended September 30, 2023:

Shares sold	776,670	$29,155,137

Shares issued in reinvestment of dividends and distributions	730,421	24,410,667

Shares purchased	(1,259,031)	(46,125,865)

Net increase (decrease) in shares outstanding before conversion	248,060	7,439,939

Shares issued upon conversion from other share class(es)	15,501	568,048

Shares purchased upon conversion into other share class(es)	(2,904)	(99,373)

Net increase (decrease) in shares outstanding	260,657	$7,908,614

Class R6

Six months ended March 31, 2024:

Shares sold	3,240,579	$116,381,885

Shares issued in reinvestment of dividends and distributions	219,523	7,799,669

Shares purchased	(1,370,626)	(51,238,715)

Net increase (decrease) in shares outstanding before conversion	2,089,476	72,942,839

Shares issued upon conversion from other share class(es)	203	7,773

Net increase (decrease) in shares outstanding	2,089,679	$72,950,612

PGIM Quant Solutions Large-Cap Index Fund	53

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended September 30, 2023:

Shares sold	264,214	$9,811,712

Shares issued in reinvestment of dividends and distributions	258,080	8,627,624

Shares purchased	(485,931)	(17,637,160)

Net increase (decrease) in shares outstanding before conversion	36,363	802,176

Shares issued upon conversion from other share class(es)	115	4,201

Net increase (decrease) in shares outstanding	36,478	$806,377

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended March 31, 2024. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $6,139,250, borrowed at a weighted average interest rate of 6.42%. The maximum loan outstanding amount during the period was $10,433,000. At March 31, 2024, the Fund did not have an outstanding loan amount.

54

9.  Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

PGIM Quant Solutions Large-Cap Index Fund	55

Notes to Financial Statements (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences,

56

transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

10.  Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Quant Solutions Large-Cap Index Fund	57

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

58

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	655 Broad Street 16th Floor Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Large-Cap Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND

SHARE CLASS	A	C	I	Z	R6

NASDAQ	PSIAX	PSICX	PDSIX	PSIFX	PQSIX

CUSIP	74441F108	74441F306	74441F405	74441F504	74441F702

MF174E2

PGIM SECURITIZED CREDIT FUND

SEMIANNUAL REPORT

MARCH 31, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Securitized Credit Fund informative and useful. The report covers performance for the six-month period ended March 31, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Securitized Credit Fund

May 15, 2024

PGIM Securitized Credit Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 3/31/24 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Class A	5.39	7.26	2.93	3.74 (11/16/2015)

Class C	4.90	9.03	2.81	3.36 (11/16/2015)

Class Z	5.55	11.15	3.87	4.42 (11/16/2015)

Class R6	5.58	11.21	3.92	4.47 (11/16/2015)

ICE BofA US 3-Month Treasury Bill Index

	2.68	5.24	2.02	1.65

Bloomberg US Aggregate Bond Index

	5.99	1.70	0.36	1.27

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

4 Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofA US 3-Month Treasury Bill Index—The ICE BofA US 3-Month Treasury Bill Index is an unmanaged index which is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Securitized Credit Fund 5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 3/31/24 (%)

AAA	37.1

AA	25.8

A	4.0

BBB	20.9

BB	7.1

B	0.4

Not Rated	3.5

Cash/Cash Equivalents	1.2

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 3/31/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.31	5.96	5.58

Class C	0.28	5.37	3.70

Class Z	0.33	6.37	6.23

Class R6	0.33	6.35	-50.99

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

6 Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Securitized Credit Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Securitized Credit Fund		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,053.90	0.90%	$4.62

	Hypothetical	$1,000.00	$1,020.50	0.90%	$4.55

Class C	Actual	$1,000.00	$1,049.00	1.65%	$8.45

	Hypothetical	$1,000.00	$1,016.75	1.65%	$8.32

Class Z	Actual	$1,000.00	$1,055.50	0.65%	$3.34

	Hypothetical	$1,000.00	$1,021.75	0.65%	$3.29

Class R6	Actual	$1,000.00	$1,055.80	0.62%	$3.19

	Hypothetical	$1,000.00	$1,021.90	0.62%	$3.13

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2024, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 95.7%

ASSET-BACKED SECURITIES 55.4%

Automobiles 4.0%

Avis Budget Rental Car Funding AESOP LLC,
Series 2023-05A, Class C, 144A	6.850%	04/20/28		1,000	$1,020,757
Series 2024-01A, Class C, 144A	6.480	06/20/30		700	708,711

Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	10.320(c)	12/26/31		1,500	1,500,000

Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		882	890,610
Series 2024-SN01, Class D, 144A	6.360	07/16/29		1,000	1,005,106

OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A	1.420	07/14/28		900	825,690
Series 2022-01A, Class D, 144A	5.900	12/16/30		1,100	1,083,964
Series 2023-01A, Class D, 144A	7.070	02/14/33		1,000	1,011,106

Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		214	214,576
Series 2022-C, Class E, 144A	11.366	12/15/32		133	136,216
Series 2023-A, Class E, 144A	10.068	06/15/33		182	184,960
Series 2023-B, Class G, 144A	17.128	12/15/33		900	908,153

Santander Bank, NA,
Series 2021-01A, Class D, 144A	5.004	12/15/31		600	591,913

Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class E, 144A	3.280	03/15/27		750	713,348

					10,795,110

Collateralized Loan Obligations 48.3%

Allegro CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	07/20/32		500	500,000

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-09A, Class BR2, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.326(c)	07/15/32		2,000	1,995,887
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.746(c)	07/15/34		500	499,989
Series 2021-19A, Class B1, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	7.426(c)	10/15/34		1,075	1,072,139

Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	6.619(c)	01/22/38	EUR	1,000	1,091,867

See Notes to Financial Statements.

PGIM Securitized Credit Fund 9

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Ares European CLO DAC (Ireland),
Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	4.722%(c)	10/15/31	EUR	2,708	$2,912,306

Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.964(c)	07/15/30		500	500,406

Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.292(c)	04/15/35	EUR	750	791,172

Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.678(c)	10/17/32		750	751,542

Bain Capital Euro CLO DAC (Ireland),
Series 2018-02A, Class AR, 144A, 3 Month EURIBOR + 0.740% (Cap N/A, Floor 0.740%)	4.710(c)	01/20/32	EUR	1,159	1,240,245

Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	01/20/32		499	499,102

Barings Euro CLO DAC (Ireland),
Series 2015-01A, Class B1RR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	5.748(c)	07/25/35	EUR	2,000	2,128,874
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.745(c)	04/24/34	EUR	2,200	2,342,327
Series 2021-02A, Class D, 144A, 3 Month EURIBOR + 3.450% (Cap N/A, Floor 3.450%)	7.392(c)	10/15/34	EUR	1,500	1,519,160

Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.318(c)	04/20/35		825	827,973
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.339(c)	10/20/35		1,150	1,154,669

Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.630(c)	07/18/30		381	381,285
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.676(c)	07/15/31		2,434	2,436,172
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.750(c)	01/25/35		500	500,196
Series 2018-12A, Class B2R, 144A, 3 Month SOFR + 2.342% (Cap N/A, Floor 2.080%)	7.661(c)	05/17/31		500	501,291

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.608%(c)	01/17/32		750	$751,347

BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-32A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.746(c)	10/15/34		4,000	3,986,800

BlueMountain Fuji Eur CLO DAC (Ireland),
Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.492(c)	01/15/33	EUR	1,500	1,592,622

Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.642(c)	07/15/34	EUR	5,125	5,419,963
Series 2021-02A, Class A2A, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.692(c)	10/15/35	EUR	500	531,479

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659(c)	01/20/32		1,246	1,245,413

Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.651(c)	11/15/31	EUR	1,098	1,172,988

CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.518(c)	01/20/35		1,000	1,003,663

Carysfort Park CLO DAC (Ireland),
Series 2021-01A, Class A2, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.175(c)	07/28/34	EUR	2,000	2,095,050

CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	07/20/31		376	375,826

CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.992(c)	01/15/34	EUR	1,500	1,607,231

CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.969(c)	01/25/37		2,400	2,409,147
Series 2023-03A, Class D, 144A, 3 Month SOFR + 4.200% (Cap N/A, Floor 4.200%)	9.519(c)	01/25/37		1,000	1,001,041

Crosthwaite Park CLO DAC (Ireland),
Series 01A, Class A2AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.540(c)	03/15/34	EUR	1,500	1,580,364

See Notes to Financial Statements.

PGIM Securitized Credit Fund 11

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class B1RR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	5.201%(c)	08/15/32	EUR	2,500	$2,660,978
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	4.570(c)	09/15/31	EUR	2,168	2,318,339
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.793(c)	05/22/32	EUR	3,999	4,282,705

Eaton Vance CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A13R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.826(c)	01/15/34		800	800,904

Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.808(c)	10/15/29		87	87,345

Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.269(c)	02/15/29		12	12,106

Elmwood CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	10/20/34		2,500	2,501,724
Series 2021-03A, Class A, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.619(c)	10/20/34		500	500,400

Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	8.364(c)	10/14/35		1,000	1,007,599

Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)	6.868(c)	04/15/33		750	752,499

Hayfin Emerald CLO DAC (Ireland),
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.633(c)	05/27/34	EUR	750	797,719

HPS Loan Management Ltd. (Cayman Islands),
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.719(c)	04/20/34		1,750	1,750,989

ICG Euro CLO DAC (Ireland),
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	5.742(c)	10/15/34	EUR	1,500	1,594,226

ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A2, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 0.000%)	7.376(c)	01/16/33		2,000	1,994,245

Invesco Euro CLO (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.592(c)	07/15/34	EUR	3,250	3,448,696

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Invesco Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.642%(c)	04/15/33	EUR	2,000	$2,119,469

Jubilee CLO DAC (Ireland),
Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	5.222(c)	04/15/31	EUR	500	528,473

KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.500(c)	07/18/30		363	363,413

LCM Ltd. (Cayman Islands),
Series 33A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	7.229(c)	07/20/34		350	347,629

Madison Park Euro Funding XIII DAC (Ireland),
Series 13A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.692(c)	01/15/32	EUR	4,447	4,749,236

Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.604(c)	10/15/32		1,500	1,500,450
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.698(c)	07/17/34		750	750,450

Marble Point CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.818(c)	10/17/34		500	499,251

MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.379(c)	04/21/31		250	249,647
Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.616(c)	07/15/29		225	225,447
Series 2019-10A, Class BR, 144A, 3 Month SOFR + 2.162% (Cap N/A, Floor 1.900%)	7.477(c)	10/23/34		2,480	2,471,854

Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	7.356(c)	07/15/31		750	751,062

Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class BRR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	7.783(c)	03/16/37		2,000	2,001,644
Series 2020-22A, Class DRR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	10.283(c)	03/16/37		1,500	1,501,092

Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.689(c)	04/22/30		250	250,297

See Notes to Financial Statements.

PGIM Securitized Credit Fund 13

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Oaktree CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.736%(c)	07/15/34		1,100	$1,099,452

Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.822(c)	01/15/37		3,000	3,001,577

OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.718(c)	01/20/35		1,000	1,000,660
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.468(c)	01/20/35		1,000	1,000,089

Palmer Square European CLO DAC (Ireland),
Series 2023-02A, Class B2, 144A	6.700	10/15/36	EUR	1,250	1,341,112

Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A1AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	6.421(c)	04/15/31		2,000	2,000,460

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.579(c)	10/20/31		746	746,341

Penta CLO DAC (Ireland),
Series 2017-03A, Class BR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	5.728(c)	04/17/35	EUR	1,000	1,064,751

Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.839(c)	01/20/36		1,500	1,515,948
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.759(c)	10/20/34		1,000	1,000,166

Rockford Tower Europe CLO DAC (Ireland),
Series 2018-01A, Class DR, 144A, 3 Month EURIBOR + 4.300% (Cap N/A, Floor 4.300%)	8.150(c)	04/24/37	EUR	1,250	1,348,563
Series 2019-01A, Class B2, 144A	2.200	01/20/33	EUR	900	877,971
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.220(c)	04/20/34	EUR	2,000	2,101,025

Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.876(c)	04/25/37		3,600	3,606,413

Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	7.123(c)	01/20/37		1,000	1,008,289

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.656%(c)	01/26/31		580	$580,634
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.647(c)	10/23/31		2,200	2,201,526

St. Pauls CLO (Netherlands),
Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	750	722,726

TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.168(c)	10/20/32		1,000	997,519

TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.363(c)	04/15/33		2,000	2,000,000
Series 2017-09A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.719(c)	01/20/31		607	607,631

Trimaran Cavu Ltd.,
Series 2019-01A, Class B, 144A, 3 Month SOFR + 2.462% (Cap N/A, Floor 2.200%)	7.779(c)	07/20/32		500	500,158

Trinitas CLO Ltd. (Cayman Islands),
Series 2022-20A, Class B, 144A, 3 Month SOFR + 2.460% (Cap N/A, Floor 2.460%)	7.778(c)	07/20/35		1,000	999,911

Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.578(c)	04/25/37		2,500	2,512,468

Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.836(c)	01/15/32		1,750	1,752,485

Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A2R2, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	7.076(c)	10/15/34		500	498,693

Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands),
Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	8.981(c)	04/16/36		2,000	2,005,994

					129,331,986

Consumer Loans 1.4%

OneMain Financial Issuance Trust,
Series 2022-02A, Class D, 144A	6.550	10/14/34		1,180	1,155,198
Series 2023-02A, Class D, 144A	7.520	09/15/36		2,500	2,563,015

					3,718,213

See Notes to Financial Statements.

PGIM Securitized Credit Fund 15

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards 0.2%

Master Credit Card Trust II (Canada),
Series 2022-01A, Class C, 144A	2.270%	07/21/26		500		$483,723

Equipment 0.2%

Auxilior Term Funding LLC,
Series 2023-01A, Class D, 144A	7.270	12/16/30		500		503,476

Home Equity Loans 0.3%

JPMorgan Mortgage Trust,
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.420(c)	05/25/54		705		710,279

Other 0.8%

Goodleap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55		474		489,254
Series 2023-04C, Class A, 144A	6.480	03/20/57		976		1,000,539

Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 2.800%)	8.991(c)	10/16/25		150		146,156

Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40		346		353,341

TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.244(c)	06/25/24		200		198,621

						2,187,911

Residential Mortgage-Backed Securities 0.1%

TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	7.112(c)	03/15/26	EUR	211		193,166

						193,167

Student Loan 0.1%

Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, 144A	0.000	10/25/48		1,062		230,504

TOTAL ASSET-BACKED SECURITIES (cost $147,112,524)						148,154,369

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 23.8%

20 Times Square Trust,
Series 2018-20TS, Class F, 144A (original cost $483,088; purchased 08/26/20 - 04/07/22)(f)	3.100%(cc)	05/15/35	520	$390,469
Series 2018-20TS, Class G, 144A (original cost $184,522; purchased 06/28/19 - 08/26/20)(f)	3.100(cc)	05/15/35	200	146,181
Series 2018-20TS, Class H, 144A (original cost $94,181; purchased 06/28/19)(f)	3.100(cc)	05/15/35	100	71,090

BANK,
Series 2021-BN38, Class A1	1.274	12/15/64	591	557,268

BANK5,
Series 2023-05YR2, Class XA, IO	0.536(cc)	07/15/56	49,931	1,010,524
Series 2023-05YR3, Class XD, IO, 144A	3.315(cc)	09/15/56	9,000	1,106,459
Series 2023-05YR4, Class XD, IO, 144A	3.534(cc)	12/15/56	4,500	590,844

Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class B, 144A	3.189	08/14/36	100	89,109
Series 2016-ETC, Class C, 144A	3.391	08/14/36	100	86,372
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	200,074
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38	1,000	856,817
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	1,000	818,986
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	990	769,575
Series 2024-5C25, Class XD, IO, 144A	3.377(cc)	03/15/57	14,404	1,961,400
Series 2024-C24, Class XB, IO	1.331(cc)	02/15/57	5,200	519,272

Benchmark Mortgage Trust,
Series 2024-V06, Class XD, IO	3.502(cc)	12/15/28	8,634	1,165,677

BMO Mortgage Trust,
Series 2023-5C2, Class XD, IO, 144A	2.244(cc)	11/15/56	9,500	818,672
Series 2024-5C3, Class XD, IO, 144A	2.859(cc)	02/15/57	12,604	1,475,240

BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)	6.590(c)	09/15/38	355	350,608
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	7.140(c)	09/15/38	50	49,386
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)	7.790(c)	09/15/38	761	750,061
Series 2023-BRK02, Class C, 144A	8.335(cc)	11/05/28	2,000	2,058,609

BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	8.090(c)	10/15/36	422	415,542
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	8.365(c)	01/17/39	1,010	978,815

BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	7.340(c)	03/15/26	1,800	1,798,874

See Notes to Financial Statements.

PGIM Securitized Credit Fund 17

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A3	3.839%	12/10/54		1,000	$951,918

Citigroup Commercial Mortgage Trust,
Series 2017-C4, Class A4	3.471	10/12/50		400	376,836

Commercial Mortgage Trust,
Series 2014-CR16, Class A4	4.051	04/10/47		411	410,547
Series 2015-DC01, Class A5	3.350	02/10/48		3,200	3,133,803
Series 2016-COR01, Class A3	2.826	10/10/49		1,900	1,792,429

Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.523(c)	05/15/36		1,646	1,644,640

Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A	3.304	09/15/37		2,679	2,348,728

CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718	08/15/48		3,730	3,621,340
Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48		25,076	75,519

DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.621(c)	05/15/35		1,500	1,467,451

DBWF Mortgage Trust,
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		500	343,475

Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)	7.229(c)	08/07/30	GBP	138	172,326
Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	8.829(c)	08/07/30	GBP	64	77,560

Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35		350	292,175

FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.625(cc)	11/25/25		2,099	17,140
Series K058, Class X1, IO	0.907(cc)	08/25/26		3,441	60,285

FREMF Mortgage Trust,
Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		91,674	139,638

GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month SOFR +
3.664% (Cap N/A, Floor 3.550%)	8.990(c)	10/15/36		1,950	1,917,891
Series 2021-IP, Class F, 144A, 1 Month SOFR +
4.664% (Cap N/A, Floor 4.550%)	9.990(c)	10/15/36		140	136,747

JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A5	3.775	08/15/47		539	535,494
Series 2014-C22, Class A4	3.801	09/15/47		2,000	1,979,096
Series 2014-C23, Class A5	3.934	09/15/47		1,560	1,544,689
Series 2014-C26, Class A4	3.494	01/15/48		4,350	4,270,115

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

JPMBB Commercial Mortgage Securities Trust, (cont’d.)
Series 2015-C33, Class XB, IO	0.362%(cc)	12/15/48		1,620	$8,551

JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		600	240,100

Last Mile Logistics Pan Euro Finance DAC (Ireland),
Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.815(c)	08/17/33	EUR	98	101,389

MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	8.040(c)	04/15/38		252	249,147

Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4	3.338	03/15/48		1,000	972,994
Series 2015-C21, Class XB, IO, 144A	0.266(cc)	03/15/48		10,000	25,199

Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class D, 144A	3.177(cc)	11/10/36		1,550	1,370,609
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		525	450,777

ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.139(c)	03/15/36		5,000	4,875,294
Series 2021-PARK, Class B, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.389(c)	03/15/36		500	477,552
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	6.539(c)	03/15/36		1,000	941,250
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.939(c)	03/15/36		850	794,876
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	7.189(c)	03/15/36		400	369,491

One New York Plaza Trust,
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	6.690(c)	01/15/36		600	573,070

Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.850%, Floor 1.500%)	6.850(c)	01/23/29	GBP	2,000	2,455,043

SREIT Trust,
Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	8.065(c)	11/15/38		249	247,101

Taurus DAC (United Kingdom),
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.821(c)	05/17/31	GBP	248	304,893
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	7.321(c)	08/17/31	GBP	160	200,063

See Notes to Financial Statements.

PGIM Securitized Credit Fund 19

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.408%(cc)	12/15/48	6,400	$45,195
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.840(c)	05/15/31	1,100	1,057,525
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	8.940(c)	05/15/31	690	647,911
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.940(c)	05/15/31	1,000	904,831

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $63,992,613)				63,658,627

CORPORATE BONDS 3.7%

Banks 3.7%

Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	3,150	3,071,605

Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	3,255	3,184,454

JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,650	1,626,164
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	1,500	1,459,177

Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 1 Month LIBOR + 4.500%	9.942(c)	09/30/24	436	434,408

				9,775,808

Media 0.0%

Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $72,188; purchased 01/23/20)(f)	6.625	08/15/27(d)	75	2,135
Sec’d. Notes, 144A (original cost $17,188; purchased 01/31/24)(f)	5.375	08/15/26(d)	250	7,064

				9,199

Pipelines 0.0%

Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	140	137,167

TOTAL CORPORATE BONDS (cost $9,919,442)				9,922,174

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS 0.4%

Auto Parts & Equipment 0.2%
Tenneco, Inc.,
Term B Loan, 3 Month SOFR + 5.100%	10.411%(c)	11/17/28	425	$398,703

Commercial Services 0.1%
Fly Funding II Sarl (Luxembourg),
Term B Loan, 3 Month LIBOR + 1.750%	7.330(c)	08/11/25	318	310,691

Electric 0.0%
Heritage Power LLC,
Initial Term Loan, 3 Month SOFR + 4.850%	10.814(c)	07/20/28	13	12,730

Entertainment 0.1%
Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.650%	10.959(c)	02/10/27	293	254,552

Media 0.0%
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24	46	74,474
First Lien Term Loan, 1 Month SOFR + 10.100%	15.426(c)	05/25/26	22	21,074
Second Lien Term Loan	10.000	08/24/26	459	12,175

				107,723

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,285,203)				1,084,399

RESIDENTIAL MORTGAGE-BACKED SECURITIES 12.4%
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.322(c)	07/01/26	481	481,464
Bellemeade Re Ltd.,
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.020(c)	01/26/32	510	518,886
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 30 Day Average SOFR + 4.464% (Cap N/A, Floor 0.000%)	9.785(c)	04/25/31	1,600	1,719,990
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.420(c)	10/25/41	650	668,666

See Notes to Financial Statements.

PGIM Securitized Credit Fund 21

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2021-R03, Class 1M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	6.970%(c)	12/25/41	800	$803,446
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.220(c)	12/25/41	100	100,691
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.570(c)	03/25/42	3,000	3,348,411
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.420(c)	03/25/42	380	394,930
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	12.121(c)	06/25/42	800	905,250
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)	10.920(c)	07/25/42	2,725	3,000,991
Series 2023-R01, Class 1M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	9.071(c)	12/25/42	120	128,243
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.421(c)	06/25/43	600	630,065
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.020(c)	07/25/43	500	517,427
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.020(c)	10/25/33	124	124,102
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.320(c)	09/26/33	400	401,569
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.414% (Cap N/A, Floor 0.000%)	7.735(c)	01/25/50	900	930,206
Series 2020-DNA02, Class B1, 144A, 30 Day Average SOFR + 2.614% (Cap N/A, Floor 0.000%)	7.935(c)	02/25/50	1,000	1,043,419
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.320(c)	12/25/50	750	788,674

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.970%(c)	01/25/51	870	$921,089
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.720(c)	08/25/33	1,250	1,359,946
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.820(c)	10/25/33	100	109,982
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.420(c)	10/25/33	700	712,231
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.370(c)	01/25/34	490	518,170
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.820(c)	10/25/41	220	220,316
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.170(c)	01/25/42	620	623,199
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.720(c)	02/25/42	2,300	2,341,593
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.220(c)	04/25/42	1,830	1,891,864
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59	509	508,227
Series 2021-SL02, Class A, 144A	1.875	10/25/68	489	473,326
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.220(c)	04/25/34	800	813,622
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.197(c)	05/30/25	1,307	1,308,070
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)^	8.820(c)	05/25/33	4,000	4,003,600
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.020(c)	11/25/31	300	307,176

See Notes to Financial Statements.

PGIM Securitized Credit Fund 23

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Radnor Re Ltd., (cont’d.)
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.020%(c)	07/25/33	450	$456,223

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $31,989,347)				33,075,064

			Shares
COMMON STOCKS 0.0%

Oil, Gas & Consumable Fuels
Heritage Power LLC*^			1,852	31,484
Heritage Power LLC*^			81	1,377
Heritage Power LLC*^			2,132	1,066

TOTAL COMMON STOCKS (cost $20,254)				33,927

TOTAL LONG-TERM INVESTMENTS (cost $254,319,383)				255,928,560

SHORT-TERM INVESTMENT 2.3%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)
(cost $6,233,341)(wb)			6,233,341	6,233,341

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 98.0% (cost $260,552,724)				262,161,901

OPTION WRITTEN*~ 0.0% (premiums received $0)				—

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 98.0% (cost $260,552,724)				262,161,901
Other assets in excess of liabilities(z) 2.0%				5,301,760

NET ASSETS 100.0%				$267,463,661

Below is a list of the abbreviation(s) used in the semiannual report:

  EUR—Euro

  GBP—British Pound

See Notes to Financial Statements.

  USD—US Dollar

  144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A,

  may not be resold except to qualified institutional buyers.

  A—Annual payment frequency for swaps

  BOA—Bank of America, N.A.

  CLO—Collateralized Loan Obligation

  DAC—Designated Activity Company

  EURIBOR—Euro Interbank Offered Rate

  FHLMC—Federal Home Loan Mortgage Corporation

  FREMF—Freddie Mac Mortgage Trust

  GSI—Goldman Sachs International

  HSBC—HSBC Bank PLC

  IO—Interest Only (Principal amount represents notional)

  JPM—JPMorgan Chase Bank N.A.

  JPS—J.P. Morgan Securities LLC

  LIBOR—London Interbank Offered Rate

  LP—Limited Partnership

  M—Monthly payment frequency for swaps

  MSI—Morgan Stanley & Co International PLC

  OTC—Over-the-counter

  REMIC—Real Estate Mortgage Investment Conduit

  SCB—Standard Chartered Bank

  SOFR—Secured Overnight Financing Rate

  SONIA—Sterling Overnight Index Average

  SSB—State Street Bank & Trust Company

  T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,712,426 and 1.8% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $851,167. The aggregate value of $616,939 is 0.2% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Securitized Credit Fund 25

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Option Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	630	$—

(premiums received $0)

Futures contracts outstanding at March 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
107	2 Year U.S. Treasury Notes	Jun. 2024	$21,879,828	$ 22,895
10	5 Year Euro-Bobl	Jun. 2024	1,275,740	(8,154)
137	5 Year U.S. Treasury Notes	Jun. 2024	14,661,141	(31,169)
8	10 Year Euro-Bund	Jun. 2024	1,151,176	(12,004)
12	10 Year U.S. Treasury Notes	Jun. 2024	1,329,563	(7,453)
2	20 Year U.S. Treasury Bonds	Jun. 2024	240,875	(4,719)
3	Euro Schatz Index	Jun. 2024	342,103	(229)

				$(40,833)

Forward foreign currency exchange contracts outstanding at March 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/24	MSI	GBP	2,485	$ 3,132,261	$ 3,136,944	$4,683	$—
Euro,
Expiring 04/02/24	JPM	EUR	50,373	54,577,962	54,355,168	—	(222,794)

				$57,710,223	$57,492,112	4,683	(222,794)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/24	HSBC	GBP	2,485	$ 3,151,853	$3,136,944	$14,909	$—
Expiring 05/02/24	MSI	GBP	2,485	3,132,769	3,137,445	—	(4,676)
Euro,
Expiring 04/02/24	BOA	EUR	435	470,900	469,001	1,899	—
Expiring 04/02/24	HSBC	EUR	1,297	1,409,343	1,399,113	10,230	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/02/24	JPM	EUR	42,742	$46,446,561	$46,121,378	$325,183	$—
Expiring 04/02/24	SSB	EUR	4,450	4,809,219	4,801,880	7,339	—
Expiring 04/02/24	SSB	EUR	1,449	1,575,082	1,563,796	11,286	—
Expiring 05/02/24	HSBC	EUR	310	335,540	335,255	285	—
Expiring 05/02/24	JPM	EUR	50,373	54,644,308	54,418,747	225,561	—
Expiring 05/02/24	SCB	EUR	992	1,076,402	1,071,986	4,416	—

				$117,051,977	$116,455,545	601,108	(4,676)

						$605,791	$(227,470)

Credit default swap agreement outstanding at March 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	04/14/24	0.500%(M)	404	*	$268	$(3)	$271	GSI

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 27

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
4,135	08/31/24	5.384	%(T)	1 Day SOFR(2)(T)/ 5.340%	$—	$(1,263)	$(1,263)
2,135	08/31/25	4.805	%(A)	1 Day SOFR(1)(A)/ 5.340%	—	8,596	8,596

					$—	$7,333	$7,333

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(3)	$271	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$636,000	$—

See Notes to Financial Statements.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$10,795,110	$—
Collateralized Loan Obligations	—	129,331,986	—
Consumer Loans	—	3,718,213	—
Credit Cards	—	483,723	—
Equipment	—	503,476	—
Home Equity Loans	—	710,279	—
Other	—	2,187,911	—
Residential Mortgage-Backed Securities	—	—	193,167
Student Loan	—	230,504	—
Commercial Mortgage-Backed Securities	—	63,658,627	—
Corporate Bonds	—	9,922,174	—
Floating Rate and Other Loans	—	1,084,399	—
Residential Mortgage-Backed Securities	—	28,590,000	4,485,064
Common Stocks	—	—	33,927
Short-Term Investment
Affiliated Mutual Fund	6,233,341	—	—

Total	$6,233,341	$251,216,402	$4,712,158

Liabilities
Option Written	$—	$—	$—	**

Other Financial Instruments*
Assets
Futures Contracts	$22,895	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	605,791	—
OTC Credit Default Swap Agreement	—	—	268
Centrally Cleared Interest Rate Swap Agreement	—	8,596	—

Total	$22,895	$614,387	$268

Liabilities
Futures Contracts	$(63,728)	$—	$—

See Notes to Financial Statements.

PGIM Securitized Credit Fund 29

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(227,470)	$—
Centrally Cleared Interest Rate Swap Agreement	—	(1,263)	—

Total	$(63,728)	$(228,733)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Common Stocks	Option Written	OTC Credit Default Swap Agreement
Balance as of 09/30/23	$208,769	$—	$ —	$(3)	$230
Realized gain (loss)	(1,239)	—	—	—	12
Change in unrealized appreciation (depreciation)	9,069	3,889	13,673	13	176
Purchases/Exchanges/Issuances	—	4,500,000	20,254	—	—
Sales/Paydowns	(23,432)	(18,825)	—	(10)	(153)
Accrued discount/premium	—	—	—	—	3
Transfers into Level 3*	—	—	—	—	—
Transfers out of Level 3*	—	—	—	—	—

Balance as of 03/31/24	$193,167	$4,485,064	$33,927	$—	$268

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$9,069	$3,889	$13,673	$13	$176

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

See Notes to Financial Statements.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of March 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs

Asset-Backed Securities - Residential Mortgage-Backed Securities	$1	Market	Contingent Value	Property Price Appreciation Forecast
Asset-Backed Securities - Residential Mortgage-Backed Securities	193,166	Market	Transaction Based	Unadjusted Trade Price
Common Stocks	33,927	Market	Enterprise Value	Implied/Recovery Value

	$227,094

** The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers.

As of March 31, 2024, the aggregate value of these securities was $4,485,332. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2024 were as follows:

Collateralized Loan Obligations	48.3%
Commercial Mortgage-Backed Securities	23.8
Residential Mortgage-Backed Securities	12.5
Automobiles	4.0
Banks	3.7
Affiliated Mutual Fund	2.3
Consumer Loans	1.4
Other	0.8
Home Equity Loans	0.3
Equipment	0.2
Credit Cards	0.2
Auto Parts & Equipment	0.2
Commercial Services	0.1
Entertainment	0.1
Student Loan	0.1

Pipelines	0.0	*%
Media	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Electric	0.0	*

	98.0
Option Written	(0.0	)*
Other assets in excess of liabilities	2.0

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 31

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

Fair values of derivative instruments as of March 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Premiums received for OTC swap agreements	$3
Credit contracts	Unrealized appreciation on OTC swap agreements	271		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	605,791		Unrealized depreciation on OTC forward foreign currency exchange contracts	227,470
Interest rate contracts	Due from/to broker-variation margin futures	22,895	*	Due from/to broker-variation margin futures	63,728	*
Interest rate contracts	Due from/to broker-variation margin swaps	8,596	*	Due from/to broker-variation margin swaps	1,263	*

		$637,553			$292,464

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$1,265
Foreign exchange contracts	—	(17,519)	—
Interest rate contracts	109,499	—	(67)

Total	$109,499	$(17,519)	$1,198

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$3	$—	$—	$36

See Notes to Financial Statements.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$70,597	$—
Interest rate contracts	—	(182,755)	—	1,360

Total	$3	$(182,755)	$70,597	$1,396

For the six months ended March 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$ 630,000
Futures Contracts - Long Positions (1)	3,154,333
Futures Contracts - Short Positions (1)	29,436,370
Forward Foreign Currency Exchange Contracts - Purchased (2)	23,342,392
Forward Foreign Currency Exchange Contracts - Sold (2)	55,437,658
Interest Rate Swap Agreements (1)	6,270,000
Credit Default Swap Agreements - Sell Protection (1)	346,572

*	Average volume is based on average quarter end balances for the six months ended March 31, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BOA	$1,899	$—	$1,899	$—	$1,899
GSI	271	(3)	268	—	268
HSBC	25,424	—	25,424	—	25,424
JPM	550,744	(222,794)	327,950	—	327,950
MSI	4,683	(4,676)	7	—	7
SCB	4,416	—	4,416	—	4,416
SSB	18,625	—	18,625	—	18,625

	$606,062	$(227,473)	$378,589	$—	$378,589

See Notes to Financial Statements.

PGIM Securitized Credit Fund 33

Schedule of Investments (unaudited) (continued)

as of March 31, 2024

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of March 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $254,319,383)	$255,928,560
Affiliated investments (cost $6,233,341)	6,233,341
Cash	176
Foreign currency, at value (cost $5,897,483)	5,872,516
Receivable for Fund shares sold	6,840,359
Dividends and interest receivable	2,132,257
Deposit with broker for centrally cleared/exchange-traded derivatives	636,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	605,791
Receivable for investments sold	41,917
Due from broker—variation margin futures	38,078
Due from broker—variation margin swaps	1,313
Unrealized appreciation on OTC swap agreements	271
Prepaid expenses	382

Total Assets	278,330,961

Liabilities

Payable for investments purchased	8,720,586
Payable for Fund shares purchased	1,730,238
Unrealized depreciation on OTC forward foreign currency exchange contracts	227,470
Accrued expenses and other liabilities	94,451
Management fee payable	92,905
Distribution fee payable	1,312
Affiliated transfer agent fee payable	335
Premiums received for OTC swap agreements	3

Total Liabilities	10,867,300

Net Assets	$267,463,661

Net assets were comprised of:
Shares of beneficial interest, at par	$27,685
Paid-in capital in excess of par	266,653,713
Total distributable earnings (loss)	782,263

Net assets, March 31, 2024	$267,463,661

See Notes to Financial Statements.

PGIM Securitized Credit Fund 35

Statement of Assets and Liabilities (unaudited)

as of March 31, 2024

Class A

Net asset value and redemption price per share, ($3,550,371 ÷ 367,649 shares of beneficial interest issued and outstanding)	$9.66
Maximum sales charge (3.25% of offering price)	0.32

Maximum offering price to public	$9.98

Class C

Net asset value, offering price and redemption price per share, ($902,033 ÷ 93,436 shares of beneficial interest issued and outstanding)	$9.65

Class Z

Net asset value, offering price and redemption price per share, ($262,999,261 ÷ 27,223,129 shares of beneficial interest issued and outstanding)	$9.66

Class R6

Net asset value, offering price and redemption price per share, ($11,996 ÷ 1,242 shares of beneficial interest issued and outstanding)	$9.66

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2024

Net Investment Income (Loss)

Income
Interest income	$5,979,747
Affiliated dividend income	391,046

Total income	6,370,793

Expenses
Management fee	523,082
Distribution fee(a)	3,863
Transfer agent’s fees and expenses (including affiliated expense of $959)(a)	71,153
Audit fee	30,965
Custodian and accounting fees	28,013
Registration fees(a)	24,216
Professional fees	19,786
Shareholders’ reports	12,112
Trustees’ fees	5,611
Miscellaneous	15,276

Total expenses	734,077
Less: Fee waiver and/or expense reimbursement(a)	(161,762)

Net expenses	572,315

Net investment income (loss)	5,798,478

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(285,051)
Futures transactions	109,499
Forward currency contract transactions	(17,519)
Swap agreement transactions	1,198
Foreign currency transactions	(102,690)

(294,563)

Net change in unrealized appreciation (depreciation) on:
Investments	3,822,589
Futures	(182,755)
Forward currency contracts	70,597
Options written	3
Swap agreements	1,396
Foreign currencies	10,400

3,722,230

Net gain (loss) on investment and foreign currency transactions	3,427,667

Net Increase (Decrease) In Net Assets Resulting From Operations	$9,226,145

See Notes to Financial Statements.

PGIM Securitized Credit Fund 37

Statement of Operations (unaudited)

Six Months Ended March 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,881	1,982	—	—
Transfer agent’s fees and expenses	459	159	70,486	49
Registration fees	4,112	4,207	12,397	3,500
Fee waiver and/or expense reimbursement	(4,956)	(4,489)	(148,741)	(3,576)

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2024	Year Ended September 30, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,798,478	$5,737,107
Net realized gain (loss) on investment and foreign currency transactions	(294,563)	(258,877)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,722,230	2,458,148

Net increase (decrease) in net assets resulting from operations	9,226,145	7,936,378

Dividends and Distributions
Distributions from distributable earnings
Class A	(46,851)	(78,505)
Class C	(11,134)	(5,132)
Class Z	(5,808,579)	(6,252,923)
Class R6	(739)	(5,462)

	(5,867,303)	(6,342,022)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	196,055,559	90,146,233
Net asset value of shares issued in reinvestment of dividends and distributions	5,771,296	6,341,773
Cost of shares purchased	(74,428,454)	(31,802,994)

Net increase (decrease) in net assets from Fund share transactions	127,398,401	64,685,012

Total increase (decrease)	130,757,243	66,279,368

Net Assets:

Beginning of period	136,706,418	70,427,050

End of period	$267,463,661	$136,706,418

See Notes to Financial Statements.

PGIM Securitized Credit Fund 39

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,					July 01, 2019(a) through September 30,
	2024		2023	2022	2021	2020		2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.47		$9.34	$9.88	$9.45	$9.97		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.56	0.30	0.26	0.30		0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.20		0.22	(0.54)	0.40	(0.46)		(0.03)
Total from investment operations	0.50		0.78	(0.24)	0.66	(0.16)		0.05
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.65)	(0.30)	(0.23)	(0.36)		(0.08)
Tax return of capital distributions	-		-	-	-	(-	)(c)	-
Total dividends and distributions	(0.31)		(0.65)	(0.30)	(0.23)	(0.36)		(0.08)
Net asset value, end of period	$9.66		$9.47	$9.34	$9.88	$9.45		$9.97
Total Return(d):	5.39%		8.61%	(2.46)%	7.10%	(1.57)%		0.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,550		$661	$135	$39	$21		$10
Average net assets (000)	$1,505		$1,122	$96	$26	$16		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.90	%(f)	0.90%	0.90%	0.90%	0.90%		0.90	%(g)
Expenses before waivers and/or expense reimbursement	1.56	%(f)	1.89%	10.95%	26.65%	94.01%		813.14	%(g)
Net investment income (loss)	6.15	%(f)	6.03%	3.09%	2.70%	3.15%		3.07	%(g)
Portfolio turnover rate(h)	20%		47%	37%	58%	60%		14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,					July 01, 2019(a) through September 30,
	2024		2023	2022	2021	2020		2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.47		$9.34	$9.88	$9.44	$9.97		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.49	0.23	0.19	0.24		0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.19		0.21	(0.54)	0.41	(0.48)		(0.03)
Total from investment operations	0.46		0.70	(0.31)	0.60	(0.24)		0.03
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.57)	(0.23)	(0.16)	(0.29)		(0.06)
Tax return of capital distributions	-		-	-	-	(-	)(c)	-
Total dividends and distributions	(0.28)		(0.57)	(0.23)	(0.16)	(0.29)		(0.06)
Net asset value, end of period	$9.65		$9.47	$9.34	$9.88	$9.44		$9.97
Total Return(d):	4.90%		7.79%	(3.21)%	6.41%	(2.40)%		0.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$902		$113	$92	$10	$10		$10
Average net assets (000)	$396		$83	$60	$10	$10		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.65	%(f)	1.65%	1.65%	1.65%	1.65%		1.65	%(g)
Expenses before waivers and/or expense reimbursement	3.92	%(f)	10.01%	11.95%	64.82%	148.80%		814.62	%(g)
Net investment income (loss)	5.54	%(f)	5.25%	2.38%	1.97%	2.51%		2.32	%(g)
Portfolio turnover rate(h)	20%		47%	37%	58%	60%		14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 41

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,				July 01, 2019(a) through September 30,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.47		$9.34	$9.88	$9.45	$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.60	0.31	0.29	0.33	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.20		0.20	(0.52)	0.40	(0.47)	(0.02)
Total from investment operations	0.52		0.80	(0.21)	0.69	(0.14)	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.67)	(0.33)	(0.26)	(0.37)	(0.09)
Tax return of capital distributions	-		-	-	-	(0.01)	-
Total dividends and distributions	(0.33)		(0.67)	(0.33)	(0.26)	(0.38)	(0.09)
Net asset value, end of period	$9.66		$9.47	$9.34	$9.88	$9.45	$9.97
Total Return(c):	5.55%		8.87%	(2.21)%	7.37%	(1.32)%	0.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$262,999		$135,574	$70,190	$32,193	$28,137	$26,961
Average net assets (000)	$172,442		$88,825	$61,949	$29,735	$27,164	$20,410
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.65	%(f)
Expenses before waivers and/or expense reimbursement	0.82	%(e)	0.99%	1.07%	1.40%	1.68%	2.72	%(f)
Net investment income (loss)	6.66	%(e)	6.37%	3.20%	2.97%	3.50%	3.32	%(f)
Portfolio turnover rate(g)	20%		47%	37%	58%	60%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended March 31,		Year Ended September 30,					July 01, 2019(a) through September 30,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.47		$9.34		$9.88	$9.45	$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.64		0.32	0.29	0.34	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		0.16		(0.53)	0.40	(0.47)	(0.02)
Total from investment operations	0.52		0.80		(0.21)	0.69	(0.13)	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.67)		(0.33)	(0.26)	(0.38)	(0.09)
Tax return of capital distributions	-		-		-	-	(0.01)	-
Total dividends and distributions	(0.33)		(0.67)		(0.33)	(0.26)	(0.39)	(0.09)
Net asset value, end of period	$9.66		$9.47		$9.34	$9.88	$9.45	$9.97
Total Return(c):	5.58%		8.91%		(2.16)%	7.42%	(1.28)%	0.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$358		$10	$11	$10	$10
Average net assets (000)	$17		$80		$17	$10	$10	$6,365
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.62	%(e)(f)	0.61	%(f)	0.60%	0.60%	0.60%	0.60	%(g)
Expenses before waivers and/or expense reimbursement	41.96	%(e)	9.41%		35.37%	62.68%	146.78%	3.44	%(g)
Net investment income (loss)	8.49	%(e)	6.68%		3.31%	3.02%	3.56%	3.33	%(g)
Portfolio turnover rate(h)	20%		47%		37%	58%	60%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.02% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended March 31, 2024 and for the year ended September 30, 2023, respectively.

(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 43

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 8 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Securitized Credit Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Securitized Credit Fund 45

Notes to Financial Statements (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use

PGIM Securitized Credit Fund 47

Notes to Financial Statements (unaudited) (continued)

options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

PGIM Securitized Credit Fund 49

Notes to Financial Statements (unaudited) (continued)

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the

PGIM Securitized Credit Fund 51

Notes to Financial Statements (unaudited) (continued)

amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Securitized Credit Fund 53

Notes to Financial Statements (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.60% of the Fund’s average daily net assets up to $2.5 billion;	0.60%

0.55% of the Fund’s average daily net assets from $2.5 billion to $5 billion;

0.50% of the Fund’s average daily net assets over $5 billion.

The Manager has contractually agreed, through January 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.90%

C	1.65

Class	Expense Limitations

Z	0.65%

R6	0.60

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended March 31, 2024, PIMS did not receive any front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2024, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$11,594	$—

C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM

PGIM Securitized Credit Fund 55

Notes to Financial Statements   (unaudited) (continued)

Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$160,562,822	$29,817,599

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(1)(wb)

$14,930,182	$138,500,917	$147,197,758	$—	$—	$6,233,341	6,233,341	$391,046

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$260,557,209	$4,145,500	$(2,195,719)	$1,949,781

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of September 30, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$514,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

PGIM Securitized Credit Fund 57

Notes to Financial Statements   (unaudited) (continued)

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class R6 and Class Z.

As of March 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,225	0.3%
C	1,182	1.3
Z	14,501	0.1
R6	1,242	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	5	97.4

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2024:
Shares sold	302,991	$2,907,414
Shares issued in reinvestment of dividends and distributions	4,881	46,851
Shares purchased	(10,058)	(95,845)
Net increase (decrease) in shares outstanding	297,814	$2,858,420

Year ended September 30, 2023:
Shares sold	187,180	$1,753,194
Shares issued in reinvestment of dividends and distributions	8,384	78,280
Shares purchased	(141,104)	(1,322,073)
Net increase (decrease) in shares outstanding before conversion	54,460	509,401
Shares issued upon conversion from other share class(es)	961	8,994
Net increase (decrease) in shares outstanding	55,421	$518,395

Share Class	Shares	Amount

Class C
Six months ended March 31, 2024:
Shares sold	80,484	$771,474
Shares issued in reinvestment of dividends and distributions	1,154	11,056
Shares purchased	(145)	(1,386)
Net increase (decrease) in shares outstanding	81,493	$781,144

Year ended September 30, 2023:
Shares sold	4,446	$41,994
Shares issued in reinvestment of dividends and distributions	546	5,108
Shares purchased	(1,905)	(17,907)
Net increase (decrease) in shares outstanding before conversion	3,087	29,195
Shares purchased upon conversion into other share class(es)	(961)	(8,994)
Net increase (decrease) in shares outstanding	2,126	$20,201

Class Z
Six months ended March 31, 2024:
Shares sold	20,042,486	$192,376,671
Shares issued in reinvestment of dividends and distributions	596,763	5,712,987
Shares purchased	(7,724,926)	(73,984,225)
Net increase (decrease) in shares outstanding	12,914,323	$124,105,433

Year ended September 30, 2023:
Shares sold	9,381,271	$88,005,768
Shares issued in reinvestment of dividends and distributions	667,498	6,252,923
Shares purchased	(3,251,828)	(30,457,403)
Net increase (decrease) in shares outstanding	6,796,941	$63,801,288

Class R6
Six months ended March 31, 2024:
Shares issued in reinvestment of dividends and distributions	42	$402
Shares purchased	(36,633)	(346,998)
Net increase (decrease) in shares outstanding	(36,591)	$(346,596)

Year ended September 30, 2023:
Shares sold	36,734	$345,277
Shares issued in reinvestment of dividends and distributions	579	5,462
Shares purchased	(597)	(5,611)
Net increase (decrease) in shares outstanding	36,716	$345,128

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Securitized Credit Fund 59

Notes to Financial Statements   (unaudited) (continued)

funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

PGIM Securitized Credit Fund 61

Notes to Financial Statements   (unaudited) (continued)

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

PGIM Securitized Credit Fund 63

Notes to Financial Statements   (unaudited) (continued)

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Securitized Credit Fund 65

Notes to Financial Statements   (unaudited) (continued)

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Securitized Credit Fund 67

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street
	PGIM Limited	Newark, NJ 07102

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 534432
	Services LLC	Pittsburgh, PA 15253

INDEPENDENT REGISTERED	PricewaterhouseCoopers	300 Madison Avenue
PUBLIC ACCOUNTING FIRM	LLP	New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher	787 Seventh Avenue
	LLP	New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online,go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Securitized Credit Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SECURITIZED CREDIT FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	SCFOX	SCFVX	SCFZX	SCFQX

CUSIP	74441F801	74441F884	74441F876	74441F868

MF241E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 14 –	Exhibits
(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 16, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	May 16, 2024